UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 10/31

Date of reporting period: 4/30/08

ITEM 1.  REPORTS TO SHAREHOLDERS.

Seligman Global Fund Series, Inc.

Emerging Markets Fund

Global Growth Fund

Global Smaller Companies Fund

Global Technology Fund

International Growth Fund

Mid-Year Report April 30, 2008

Investing Around the World for Capital Appreciation

J. & W. SELIGMAN & CO. INCORPORATED ESTABLISHED 1864 100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Performance Summary	2

Benchmarks	3

Performance and
Portfolio Overview	4

Understanding and Comparing
Your Fund’s Expenses	16

Portfolios of Investments	18

Statements of Assets
and Liabilities	29

Statements of Operations	30

Statements of Changes
in Net Assets	31

Notes to Financial
Statements	33

Financial Highlights	45

Matters Relating to the Directors’
Consideration of the Continuance
of the Management Agreement
and Subadvisory Agreement	60

Board of Directors and
Executive Officers	64

Additional Fund Information	65

To The Shareholders

Y
        our mid-year shareholder report for Seligman Global Fund Series, Inc. follows this letter. The report contains each Fund’s investment results, portfolio of investments on April 30, 2008, and financial statements. For the six months ended April 30, 2008, based on the net asset value of Class A shares (excluding sales charges), Seligman Emerging Markets Fund posted a total return of -10.0%, Seligman Global Growth Fund posted a total return of -13.1%, Seligman Global Smaller Companies Fund posted a total return of -13.2%, Seligman Global Technology Fund posted a total return of -13.8%, and Seligman International Growth Fund posted a total return of -18.0%.

Please note that, on May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. The conversion did not affect individual shareholder account values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds.

By order of the Board of Directors,

William C. Morris	Brian T. Zino
Chairman	President

June 20, 2008

Manager	General Distributor	General Counsel
J. & W. Seligman & Co.	Seligman Advisors, Inc.	Sullivan & Cromwell LLP
Incorporated	100 Park Avenue
100 Park Avenue	New York, NY 10017	Important Telephone Numbers
New York, NY 10017		(800) 221-2450	Shareholder Services
	Subadviser	(800) 445-1777	Retirement Plan Services
Shareholder Service Agent	Subadviser to Seligman Emerging	(212) 682-7600	Outside the United States
Seligman Data Corp.	Markets Fund, Seligman Global	(800) 622-4597	24-Hour Automated
100 Park Avenue	Growth Fund, Seligman Global		Telephone Access Service
New York, NY 10017	Smaller Companies Fund, and
Seligman International Growth Fund:
Mail Inquiries to:
P.O. Box 9759	Wellington Management Company, LLP
Providence, RI 02940-9759	75 State Street
Boston, MA 02109

Performance Summary

Seligman Emerging Markets Fund

For the six months ended April 30, 2008, Seligman Emerging Markets Fund posted a total return of (10.04)%, based on the net asset value of Class A shares (excluding sales charges). During the same period, the Lipper Emerging Markets Funds Average returned (10.70)% and the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index returned (10.18)%.

Seligman Global Growth Fund

For the six months ended April 30, 2008, Seligman Global Growth Fund posted a total return of (13.09)%, based on the net asset value of Class A shares (excluding sales charges). During the same period, the Fund’s peers, as measured by the Lipper Global Funds Average and the Lipper Global Large-Cap Growth Funds Average returned (10.12)% and (10.51)%, respectively. The MSCI World Index and the MSCI World Growth Index returned (9.12)% and (7.34)%, respectively, for the same period.

Seligman Global Smaller Companies Fund

For the six months ended April 30, 2008, Seligman Global Smaller Companies Fund posted a total return of (13.18)%, based on the net asset value of Class A shares (excluding sales charges). During the same period, the Lipper Global Small/Mid-Cap Core Funds Average returned (13.92)%, and the S&P/Citigroup Broad Market Less Than US $2 Billion Index returned (14.65)%.

Seligman Global Technology Fund

For the six months ended April 30, 2008, Seligman Global Technology Fund posted a total return of (13.77)%, based on the net asset value of Class A shares (excluding sales charges). During the same period, the Lipper Science & Technology Funds Average returned (16.55)%, the Lipper Global Funds Average returned (10.12)%, the MSCI World Index returned (9.12)%, and the MSCI World IT Index returned (14.19)%.

Seligman International Growth Fund

For the six months ended April 30, 2008, Seligman International Growth Fund posted a total return of (18.00)%, based on the net asset value of Class A shares (excluding sales charges). During the same period, the Lipper International Funds Average returned (10.46)%, the Lipper International Multi-Cap Growth Funds Average returned (11.00)%, the MSCI Europe, Australasia, Far East Index returned (8.99)%, and the MSCI Europe, Australasia, Far East Growth Index returned (7.41)%.

Benchmarks

Averages

Lipper Emerging Markets Funds Average — This average comprises mutual funds which seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Lipper Global Funds Average — This average comprises mutual funds which invest at least 25% of their portfolios in equity securities traded outside the US, and may own US securities as well.

Lipper Global Large-Cap Growth Funds Average — This average comprises mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the US with market capitalizations (on a three-year weighted basis) greater than the 500th-largest company in the S&P/Citigroup World Broad Market Index (BMI). Large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World BMI.

Lipper Global Small/Mid-Cap Core Funds Average — This average comprises mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the US with market capitalizations (on a three-year weighted basis) less than the 500th-largest company in the S&P/Citigroup World BMI. Small/mid-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World BMI.

Lipper International Funds Average — This average comprises mutual funds which invest their assets in equity securities whose primary trading markets are outside the US.

Lipper International Multi-Cap Growth Funds Average — This average comprises mutual funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. BMI. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

Lipper Science & Technology Funds Average — This average comprises mutual funds which invest primarily in the equity securities of domestic and foreign companies engaged in science and technology.

Indices

Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index (“MSCI EAFE Index”) — This is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada.

Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Growth Index (“MSCI EAFE Growth Index”) — This is a free float-adjusted market capitalization-weighted index that measures stock market performance of the developed markets in Europe, Australasia, and the Far East with a greater-than-average growth orientation.

Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) — This is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Morgan Stanley Capital International World Growth Index (“MSCI World Growth Index”) — This is a free float-adjusted market capitalization-weighted equity index representing “growth” (high price-to-book value) securities in the world’s developed stock markets.

Morgan Stanley Capital International World Index (“MSCI World Index”) — This is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Morgan Stanley Capital International World IT Index (“MSCI World IT Index”) — This is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity markets.

S&P/Citigroup Broad Market Less Than US $2 Billion Index — This index represents the entire universe of institutionally investable securities with a total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion.

Adapted from materials from Lipper Analytical Services Inc., Morgan Stanley Capital International, and Standard & Poor’s.

The averages and indices are unmanaged benchmarks that assume reinvestment of distributions. The performance of the averages excludes the effect of fees, taxes, and sales charges, and the performance of the indices also excludes the effect of expenses. Investors cannot invest directly in an unmanaged average or index.

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Global Fund Series and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not indicate or guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each of the Funds (except for Class I shares) as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to waive its management fee and/or to reimburse expenses to the extent a Fund’s “other expenses” (other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of average daily net assets of Seligman Emerging Markets Fund, Seligman Global Growth Fund, and Seligman International Growth Fund. These undertakings will remain in effect at least until February 28, 2009. Other fee waiver/expense reimbursement arrangements were in effect prior to these current arrangements. In addition, returns for the periods that include the year ended October 31, 2004 include the effect of payments from the Manager to Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, and Seligman Global Technology Fund. Absent such reimbursements and payments, returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 5.75% maximum sales charge that became effective on January 7, 2008. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. The ten-year returns for Class B shares reflect automatic conversion to Class A shares approximately eight years after their date of purchase. Returns for Class C, Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase. Effective June 4, 2007, there is no initial sales charge on investments in Class C shares. Returns for Class C shares are presented without an initial sales charge, and such returns would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. On May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds. Class I shares have no sales charges, and returns are calculated accordingly.

Prior to March 31, 2000, Seligman employed subadvisors that were responsible for providing all or a portion of the portfolio management services with respect to the investments of Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Technology Fund, and Seligman International Growth Fund, and prior to January 1, 2003 with respect to the investments of Seligman Global Smaller Companies Fund. For the periods following, until September 15, 2003, the assets of these Funds were managed exclusively by J. & W. Seligman & Co. Incorporated. Since September 15, 2003, Wellington Management Company, LLP has acted as sub-advisor to provide portfolio management services for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, and Seligman International Growth Fund. See Note 3 of the Financial Statements on page 34 of this report for more information.

See footnotes on page 15.

Performance and Portfolio Overview
Seligman Emerging Markets Fund

Investment Results

Total Returns
For Periods Ended April 30, 2008
		Average Annual
					Class C	Class I	Class R
	Six	One	Five	Ten	Since Inception	Since Inception	Since Inception
Class A	Months*	Year	Years	Years	5/27/99	11/30/01	4/30/03
With Sales Charge	(15.21)%	21.26%	33.39%	9.29%	n/a	n/a	n/a
Without Sales Charge	(10.04)	28.65	34.99	9.95	n/a	n/a	n/a
Class B
With CDSC†	(14.08)	22.71	33.79	n/a	n/a	n/a	n/a
Without CDSC	(10.31)	27.71	33.92	9.27 ‡	n/a	n/a	n/a
Class C
With 1% CDSC	(11.15)	26.69	n/a	n/a	n/a	n/a	n/a
Without CDSC	(10.39)	27.69	33.98	n/a	13.33%	n/a	n/a
Class D
With 1% CDSC	(10.81)	27.06	n/a	n/a	n/a	n/a	n/a
Without CDSC	(10.06)	28.06	34.08	9.18	n/a	n/a	n/a
Class I	(9.77)	29.45	36.06	n/a	n/a	27.71%	n/a
Class R
With 1% CDSC	(10.57)	27.76	n/a	n/a	n/a	n/a	n/a
Without CDSC	(9.80)	28.76	34.90	n/a	n/a	n/a	34.90%
Benchmarks**
MSCI EM Index	(10.18)	25.71	35.71	13.53	16.77 #	27.67	35.71
Lipper Emerging Markets
Funds Average	(10.70)	21.39	33.88	13.41	17.25	26.77	33.88

Net Asset Value Per Share
	Class A	Class B	Class C	Class D	Class I	Class R
4/30/08	$14.65	$12.91	$12.96	$13.01	$15.76	$14.58
10/31/07	19.02	17.13	17.20	17.20	20.20	18.90
4/30/07	13.30	12.03	12.07	12.08	14.08	13.24

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Emerging markets funds’ net asset values may fluctuate more than other equity funds or other global equity funds. Emerging markets countries may have relatively unstable governments, less diversified economies, and securities markets that trade a smaller number of securities, some physically.

See footnotes on page 15.

Performance and Portfolio Overview
Seligman Emerging Markets Fund

Country Allocation
April 30, 2008
		MSCI EM
	Fund	Index
North America (Developed)	1.8%	—
United States	1.8	—
Asia (Developed)	1.1	—
Singapore	1.1	—
Asia (Emerging)	38.8	53.0%
China	16.1	14.9
India	9.8	7.2
Indonesia	—	1.5
Malaysia	2.2	2.4
Pakistan	—	0.2
Papua New Guinea	0.7	—
Philippines	0.6	0.4
South Korea	5.4	13.7
Taiwan	3.0	11.3
Thailand	1.0	1.4
Latin America (Emerging)	28.3	23.1
Argentina	—	0.5
Brazil	21.0	15.4
Chile	1.6	1.3
Colombia	—	0.5
Mexico	5.7	4.7
Peru	—	0.7
Europe, Middle East and Africa (Emerging)	29.1	23.9
Czech Republic	—	0.8
Egypt	5.7	0.8
Hungary	0.5	0.7
Israel	3.1	2.3
Jordan	0.4	0.1
Morocco	—	0.3
Poland	—	1.6
Russia	13.4	9.5
South Africa	4.8	6.5
Turkey	1.2	1.3
Other Assets Less Liabilities	0.9	—
Total	100.0%	100.0%

Largest Industries
April 30, 2008

Largest Portfolio Holdingsø
April 30, 2008
		Percent of
Security	Value	Net Assets
Petroleo Brasileiro “Petrobras”
(ADR) (Brazil)	$7,843,732	5.6
OAO Gazprom (ADR) (Russia)	7,217,320	5.2
Evraz Group (GDR) (Russia)	5,039,553	3.6
China Mobile (ADR) (China)	4,333,264	3.1
Votorantim Celulose e Papel (Brazil)	3,891,228	2.8
America Movil (Class L) (ADR) (Mexico)	3,860,136	2.8
Usinas Siderurgicas de Minas Gerais
“Usiminas” (Brazil)	3,754,738	2.7
Companhia Vale do Rio Doce “CVRD”
(ADR) (Brazil)	3,564,721	2.6
Israel Chemicals (Israel)	2,999,241	2.2
LG Electronics (South Korea)	2,887,916	2.1

Largest Portfolio Changesøø
For the Six Months Ended April 30, 2008

Largest Purchases
Sberbank* (Russia)
LG Electronics* (South Korea)
LUKOIL (ADR)* (Russia)
PetroChina* (China)
OAO Rosneft Oil (GDR)* (Russia)
Impala Platinum Holdings* (South Africa)
Wal-Mart de Mexico (Series V)* (Mexico)
Banco Itau Holding (ADR)* (Brazil)
JSW Steel* (India)
Tata Chemicals* (India)

Largest Sales
Bharti Airtel (India)
Sasol** (South Africa)
iShares MSCI Emerging Markets Index Fund (United States)
China Communications Construction** (China)
OMV** (Austria)
Orascom Telecom Holding (Egypt)
Shinsegae** (South Korea)
HDFC Bank (ADR)** (India)
Credicorp** (Peru)
B2W Companhia Global de Varej “B2W Varejo”** (Brazil)

*	Position added during the period.
**	Position eliminated during the period.
See additional footnotes on page 15.

Performance and Portfolio Overview
Seligman Global Growth Fund

Investment Results

Total Returns
For Periods Ended April 30, 2008
		Average Annual
					Class C	Class I	Class R
	Six	One	Five	Ten	Since Inception	Since Inception	Since Inception
Class A	Months*	Year	Years	Years	5/27/99	11/30/01	4/30/03
With Sales Charge	(18.10)%	1.61%	12.18%	1.83%	n/a	n/a	n/a
Without Sales Charge	(13.09)	7.80	13.53	2.43	n/a	n/a	n/a
Class B
With CDSC†	(17.77)	1.95	12.42	n/a	n/a	n/a	n/a
Without CDSC	(13.44)	6.95	12.67	1.86 ‡	n/a	n/a	n/a
Class C
With 1% CDSC	(14.21)	5.94	n/a	n/a	n/a	n/a	n/a
Without CDSC	(13.35)	6.94	12.65	n/a	1.43%	n/a	n/a
Class D
With 1% CDSC	(14.21)	6.07	n/a	n/a	n/a	n/a	n/a
Without CDSC	(13.35)	7.07	12.65	1.71	n/a	n/a	n/a
Class I	(12.80)	8.37	14.20	n/a	n/a	5.43%	n/a
Class R
With 1% CDSC	(14.00)	6.54	n/a	n/a	n/a	n/a	n/a
Without CDSC	(13.13)	7.54	13.30	n/a	n/a	n/a	13.30%
Benchmarks**
MSCI World Index	(9.12)	(1.96)	15.72	5.46	4.79 #	9.02	15.72
MSCI World Growth Index	(7.34)	3.22	14.25	4.09	3.00 #	7.85	14.25
Lipper Global Funds Average	(10.12)	(1.09)	15.59	5.56	5.98	8.86	15.59
Lipper Global Large-Cap Growth
Funds Average	(10.51)	0.92	15.41	5.08	5.89	8.01	15.41

Net Asset Value Per Share
	Class A	Class B	Class C	Class D	Class I	Class R
4/30/08	$10.09	$9.08	$9.09	$9.09	$10.49	$9.99
10/31/07	11.61	10.49	10.49	10.49	12.03	11.50
4/30/07	9.36	8.49	8.50	8.49	9.68	9.29

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

See footnotes on page 15.

Performance and Portfolio Overview
Seligman Global Growth Fund

Country Allocation
April 30, 2008
		MSCI World
	Fund	Index
North America (Developed)	48.8%	51.5%
Canada	5.6	4.4
United States	43.2	47.1
Europe (Total)	34.4	33.5
Europe (EMU)	19.4	17.5
Austria	—	0.3
Belgium	—	0.6
Finland	1.5	0.8
France	2.5	5.3
Germany	4.0	4.4
Greece	1.0	0.3
Ireland	2.1	0.3
Italy	—	1.9
Luxembourg	1.5	—
Netherlands	2.7	1.3
Portugal	—	0.2
Spain	4.1	2.1
Europe (Other)	15.0	16.0
Denmark	1.5	0.5
Norway	1.8	0.5
Sweden	—	1.2
Switzerland	6.6	3.3
United Kingdom	5.1	10.5
Japan	3.7	10.0
Asia (Developed)	2.4	5.0
Australia	1.3	3.2
Hong Kong	1.1	1.1
New Zealand	—	0.1
Singapore	—	0.6
Asia (Emerging)	4.9	—
China	2.5	—
South Korea	1.3	—
Taiwan	1.1	—
Latin America (Emerging)	3.0	—
Brazil	1.9	—
Mexico	1.1	—
Europe, Middle East and Africa (Emerging)	1.2	—
Israel	1.2	—
Other Assets Less Liabilities	1.6	—
Total	100.0%	100.0%

Largest Industries
April 30, 2008

Largest Portfolio Holdingsø
April 30, 2008
		Percent of
Security	Value	Net Assets
Electronic Arts (United States)	$1,374,249	3.4
American Tower (Class A) (United States)	898,794	2.2
Nintendo (Japan)	886,720	2.2
BHP Billiton (United Kingdom)	839,203	2.1
Nestle (Switzerland)	807,707	2.0
Xstrata (Switzerland)	772,919	1.9
Corning (United States)	766,577	1.9
MetroPCS Communications (United States)	724,716	1.8
Seadrill (Norway)	716,834	1.8
Alstom (France)	709,590	1.8

Largest Portfolio Changesøø
For the Six Months Ended April 30, 2008

Largest Purchases
Microsoft* (United States)
Iberdrola Renovables* (Spain)
Allergan* (United States)
SunPower* (United States)
Telefonica* (Spain)
Mitsui* (Japan)
Hologic* (United States)
Vestas Wind Systems* (Denmark)
Teva Pharmaceutical Industries (ADR)* (Israel)
Potash Corp. of Saskatchewan* (Canada)

Largest Sales
Cisco Systems** (United States)
Invesco** (United Kingdom)
Veolia Environnement** (France)
Activision** (United States)
Google (Class A) (United States)
Comcast (Class A)** (United States)
Tesco** (United Kingdom)
Monsanto (United States)
Erste Bank der Oesterreichischen Sparkassen** (Austria)
Japan Tobacco** (Japan)

*	Position added during the period.
**	Position eliminated during the period.
See additional footnotes on page 15.

Performance and Portfolio Overview
Seligman Global Smaller Companies Fund

Investment Results

Total Returns
For Periods Ended April 30, 2008
		Average Annual
					Class C	Class I	Class R
	Six	One	Five	Ten	Since Inception	Since Inception	Since Inception
Class A	Months*	Year	Years	Years	5/27/99	11/30/01	4/30/03
With Sales Charge	(18.17)%	(14.15)%	16.76%	2.06%	n/a	n/a	n/a
Without Sales Charge	(13.18)	(8.89)	18.16	2.67	n/a	n/a	n/a
Class B
With CDSC†	(17.35)	(13.55)	17.04	n/a	n/a	n/a	n/a
Without CDSC	(13.55)	(9.58)	17.25	2.05 ‡	n/a	n/a	n/a
Class C
With 1% CDSC	(14.26)	(10.33)	n/a	n/a	n/a	n/a	n/a
Without CDSC	(13.50)	(9.54)	17.30	n/a	4.24%	n/a	n/a
Class D
With 1% CDSC	(14.27)	(10.40)	n/a	n/a	n/a	n/a	n/a
Without CDSC	(13.51)	(9.61)	17.27	1.90	n/a	n/a	n/a
Class I	(12.94)	(8.34)	18.86	n/a	n/a	9.90%	n/a
Class R
With 1% CDSC	(14.11)	(9.92)	n/a	n/a	n/a	n/a	n/a
Without CDSC	(13.34)	(9.11)	17.91	n/a	n/a	n/a	17.91%
Benchmarks**
S&P/Citigroup Broad Market
Less Than US $2 Billion Index	(14.65)	(10.39)	19.68	9.03	10.86	14.40	19.68
Lipper Global Small/Mid-Cap Core
Funds Average	(13.92)	(10.25)	17.06	2.90	5.57	10.55	17.06

Net Asset Value Per Share
	Class A	Class B	Class C	Class D	Class I	Class R
4/30/08	$15.19	$12.80	$12.86	$12.84	$15.93	$14.99
10/31/07	19.54	16.85	16.91	16.89	20.34	19.34
4/30/07	18.67	16.15	16.22	16.20	19.38	18.50

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. The stocks of smaller companies may be subject to above-average risk.

See footnotes on page 15.

Performance and Portfolio Overview
Seligman Global Smaller Companies Fund

Country Allocation
April 30, 2008
		S&P/Citigroup
		Broad Market
		Less Than US
	Fund	$2 Billion Index
North America (Developed)	42.6%	55.1%
Canada	5.8	5.1
United States	36.8	50.0
Europe (Total)	23.6	18.5
Europe (EMU)	10.0	8.8
Austria	—	0.5
Belgium	—	0.7
Finland	0.5	0.6
France	3.9	1.3
Germany	0.5	1.9
Greece	0.5	0.7
Ireland	—	0.3
Italy	2.8	1.1
Netherlands	1.8	1.0
Portugal	—	0.1
Spain	—	0.6
Europe (Other)	13.6	9.7
Denmark	0.4	0.6
Liechtenstein	0.5	—
Norway	2.3	1.1
Sweden	1.2	1.1
Switzerland	2.1	1.3
United Kingdom	7.1	5.6
Japan	12.8	16.5
Asia (Developed)	7.7	6.9
Australia	4.1	4.1
Hong Kong	2.7	1.1
New Zealand	—	0.4
Singapore	0.9	1.3
Asia (Emerging)	4.6	3.0
China	1.1	0.3
Malaysia	0.8	—
Papua New Guinea	0.3	—
Philippines	0.6	—
South Korea	1.8	2.7
Latin America (Emerging)	5.8	—
Brazil	4.9	—
Mexico	0.5	—
Panama	0.4	—
Europe, Middle East and Africa (Emerging)	0.6	—
Russia	0.2	—
South Africa	0.4	—
Other Assets Less Liabilities	2.3	—
Total	100.0%	100.0%
Largest Industries
April 30, 2008

Largest Portfolio Holdingsø
April 30, 2008
		Percent of
Security	Value	Net Assets
Dufry Group (Switzerland)	$1,955,035	1.0
Lupatech (Brazil)	1,729,636	0.9
Cosan Industria e Comercio (Brazil)	1,476,832	0.7
Shinko Plantech (Japan)	1,366,683	0.7
Nabtesco (Japan)	1,336,939	0.7
Ramsay Health Care (Australia)	1,319,867	0.7
OBIC (Japan)	1,316,847	0.7
Horsehead Holding (United States)	1,316,478	0.7
Rigel Pharmaceuticals (United States)	1,285,965	0.7
Incyte (United States)	1,280,300	0.6

Largest Portfolio Changesøø
For the Six Months Ended April 30, 2008

Largest Purchases
Common Stocks
Novatel Wireless* (United States)
Globalstar* (United States)
Shinko Plantech (Japan)
Energy Partners* (United States)
Western Goldfields* (Canada)
Aeon Delight* (Japan)
ATP Oil & Gas* (United States)
Centennial Communications* (United States)
Allen-Vanguard* (Canada)
Convertible Bond
Nova Biosource Fuels 10%, 9/30/12* (United States)

Largest Sales
Common Stocks
Petrofac** (United Kingdom)
Steel Dynamics** (United States)
Cleveland-Cliffs** (United States)
Mirae Asset Securities** (South Korea)
Wellstream Holdings (United Kingdom)
CVR Energy** (United States)
Nasdaq Stock Market** (United States)
Emergis** (Canada)
Wright Express** (United States)
Star Energy Group** (United Kingdom)

*	Position added during the period.
**	Position eliminated during the period.
See additional footnotes on page 15.

Performance and Portfolio Overview
Seligman Global Technology Fund

Investment Results

Total Returns
For Periods Ended April 30, 2008
		Average Annual
					Class C	Class R
	Six	One	Five	Ten	Since Inception	Since Inception
Class A	Months*	Year	Years	Years	5/27/99	4/30/03
With Sales Charge	(18.74)%	(5.89)%	12.27%	4.44%	n/a	n/a
Without Sales Charge	(13.77)	(0.18)	13.61	5.06	n/a	n/a
Class B
With CDSC†	(18.39)	(5.88)	12.51	n/a	n/a	n/a
Without CDSC	(14.10)	(0.93)	12.76	4.42 ‡	n/a	n/a
Class C
With 1% CDSC	(14.95)	(1.92)	n/a	n/a	n/a	n/a
Without CDSC	(14.09)	(0.93)	12.75	n/a	2.95%	n/a
Class D
With 1% CDSC	(14.92)	(1.92)	n/a	n/a	n/a	n/a
Without CDSC	(14.06)	(0.93)	12.76	4.26	n/a	n/a
Class R
With 1% CDSC	(14.73)	(1.41)	n/a	n/a	n/a	n/a
Without CDSC	(13.86)	(0.41)	13.35	n/a	n/a	13.35%
Benchmarks**
MSCI World IT Index	(14.19)	1.00	11.40	2.08	(2.27)#	11.40
MSCI World Index	(9.12)	(1.96)	15.72	5.46	4.79 #	15.72
Lipper Global Funds Average	(10.12)	(1.09)	15.59	5.56	5.98	15.59
Lipper Science & Technology Funds Average	(16.55)	(0.75)	11.71	3.71	(0.54)	11.71

Net Asset Value Per Share
	Class A	Class B	Class C	Class D	Class R
4/30/08	$17.09	$14.93	$14.94	$14.91	$16.90
10/31/07	19.82	17.38	17.39	17.35	19.62
4/30/07	17.12	15.07	15.08	15.05	16.97

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investing in one economic sector, such as technology, may be subject to greater price fluctuations than owning a portfolio of diversified investments. Due to recent volatility in the technology markets, current performance may be significantly lower than set forth above.

See footnotes on page 15.

Performance and Portfolio Overview
Seligman Global Technology Fund

Country Allocation
April 30, 2008
		MSCI World
	Fund	Index
North America (Developed)	70.7%	51.5%
Canada	1.1	4.4
United States	69.6	47.1
Europe (Total)	6.7	33.5
Europe (EMU)	4.8	17.5
Austria	—	0.3
Belgium	—	0.6
Finland	1.3	0.8
France	2.0	5.3
Germany	1.0	4.4
Greece	—	0.3
Ireland	—	0.3
Italy	—	1.9
Netherlands	0.5	1.3
Portugal	—	0.2
Spain	—	2.1
Europe (Other)	1.9	16.0
Denmark	—	0.5
Norway	1.3	0.5
Sweden	—	1.2
Switzerland	—	3.3
United Kingdom	0.6	10.5
Japan	0.5	10.0
Asia (Developed)	—	5.0
Australia	—	3.2
Hong Kong	—	1.1
New Zealand	—	0.1
Singapore	—	0.6
Asia (Emerging)	11.1	—
China	2.8	—
India	5.1	—
South Korea	0.7	—
Taiwan	2.5	—
Europe, Middle East and Africa (Emerging)	4.6	—
Israel	4.6	—
Other Assets Less Liabilities	6.4	—
Total	100.0%	100.0%

Largest Industries
April 30, 2008

Largest Portfolio Holdingsø
April 30, 2008
		Percent of
Security	Value	Net Assets
McAfee (United States)	$22,148,257	6.1
Amdocs (United States)	18,206,676	5.0
Marvell Technology Group (United States)	17,889,480	4.9
Synopsys (United States)	17,850,164	4.9
BMC Software (United States)	16,538,808	4.6
Check Point Software Technologies (Israel)	16,267,472	4.5
Yahoo! (United States)	13,577,489	3.7
Oracle (United States)	11,867,820	3.3
Symantec (United States)	10,857,210	3.0
Cisco Systems (United States)	10,199,592	2.8

Largest Portfolio Changesøø
For the Six Months Ended April 30, 2008

Largest Purchases
Marvell Technology Group (United States)
Yahoo! (United States)
Avnet* (United States)
Tandberg* (Norway)
McAfee (United States)
Synopsys (United States)
Check Point Software Technologies (Israel)
Amdocs (United States)
International Business Machines* (United States)
Mentor Graphics* (United States)

Largest Sales
QUALCOMM (United States)
Maxim Integrated Products** (United States)
Cognos** (Canada)
Intel** (United States)
Abbott Laboratories** (United States)
NII Holdings** (United States)
Matsushita Electric Industrial** (Japan)
Stryker** (United States)
Northgate Information Systems** (United Kingdom)
Taiwan Semiconductor Manufacturing (ADR)** (Taiwan)

*	Position added during the period.
**	Position eliminated during the period.
See additional footnotes on page 15.

Performance and Portfolio Overview
Seligman International Growth Fund

Investment Results

Total Returns
For Periods Ended April 30, 2008
		Average Annual
					Class C	Class I	Class R
	Six	One	Five	Ten	Since Inception	Since Inception	Since Inception
Class A	Months*	Year	Years	Years	5/27/99	11/30/01	4/30/03
With Sales Charge	(22.71)%	(4.73)%	15.51%	(0.87)%	n/a	n/a	n/a
Without Sales Charge	(18.00)	1.08	16.89	(0.28)	n/a	n/a	n/a
Class B
With CDSC†	(21.71)	(3.85)	15.83	n/a	n/a	n/a	n/a
Without CDSC	(18.30)	0.34	16.06	(0.84)‡	n/a	n/a	n/a
Class C
With 1% CDSC	(19.01)	(0.57)	n/a	n/a	n/a	n/a	n/a
Without CDSC	(18.33)	0.27	16.02	n/a	(0.69)%	n/a	n/a
Class D
With 1% CDSC	(18.96)	(0.50)	n/a	n/a	n/a	n/a	n/a
Without CDSC	(18.28)	0.34	16.04	(0.98)	n/a	n/a	n/a
Class I	(17.70)	1.78	17.91	n/a	n/a	10.26%	n/a
Class R
With 1% CDSC	(18.81)	(0.07)	n/a	n/a	n/a	n/a	n/a
Without CDSC	(18.11)	0.79	16.67	n/a	n/a	n/a	16.67%
Benchmarks**
MSCI EAFE Index	(8.99)	(1.31)	20.89	7.04	7.44 #	13.19	20.89
MSCI EAFE Growth Index	(7.41)	2.95	19.34	4.98	5.33 #	11.89	19.34
Lipper International Funds Average	(10.46)	0.05	19.61	6.66	7.66	12.34	19.61
Lipper International Multi-Cap
Growth Funds Average	(11.00)	2.46	20.44	7.06	8.01	12.67	20.44

Net Asset Value Per Share
	Class A	Class B	Class C	Class D	Class I	Class R
4/30/08	$15.27	$13.26	$13.28	$13.29	$16.33	$15.11
10/31/07	21.82	19.43	19.46	19.46	23.04	21.65
4/30/07	17.70	15.82	15.85	15.85	18.63	17.59

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

See footnotes on page 15.

Performance and Portfolio Overview
Seligman International Growth Fund

Country Allocation
April 30, 2008
		MSCI EAFE
	Fund	Index
North America (Developed)	6.7%	—
Canada	6.7	—
Europe (Total)	62.8	69.3%
Europe (EMU)	34.9	36.3
Austria	—	0.6
Belgium	1.0	1.3
Finland	4.1	1.7
France	8.9	10.8
Germany	11.4	9.1
Greece	—	0.7
Ireland	2.6	0.7
Italy	—	3.9
Luxembourg	0.5	—
Netherlands	5.3	2.8
Portugal	—	0.3
Spain	1.1	4.4
Europe (Other)	27.9	33.0
Denmark	3.4	1.0
Norway	1.7	1.1
Sweden	0.5	2.4
Switzerland	6.8	6.9
United Kingdom	15.5	21.6
Japan	12.6	20.6
Asia (Developed)	1.9	10.1
Australia	1.9	6.6
Hong Kong	—	2.2
New Zealand	—	0.1
Singapore	—	1.2
Asia (Emerging)	6.4	—
China	4.2	—
South Korea	2.2	—
Latin America (Emerging)	1.8	—
Brazil	1.8	—
Europe, Middle East and Africa (Emerging)	6.0	—
Egypt	2.2	—
Israel	2.0	—
Russia	0.7	—
South Africa	1.1	—
Other Assets Less Liabilities	1.8	—
Total	100.0%	100.0%

Largest Industries
April 30, 2008

Largest Portfolio Holdingsø
April 30, 2008
		Percent of
Security	Value	Net Assets
Nokia (Finland)	$3,540,943	4.1
Potash Corp. of Saskatchewan (Canada)	3,016,780	3.5
Man Group (United Kingdom)	2,950,533	3.4
Arcandor (Germany)	2,623,554	3.0
K&S (Germany)	2,557,890	3.0
Unilever (Netherlands)	2,440,159	2.8
Carphone Warehouse Group (United Kingdom)	2,422,504	2.8
Vestas Wind Systems (Denmark)	2,318,272	2.7
Nestle (Switzerland)	2,234,847	2.6
ASML Holding (Netherlands)	2,141,040	2.5

Largest Portfolio Changesøø
For the Six Months Ended April 30, 2008

Largest Purchases
Unilever* (Netherlands)
Nestle (Switzerland)
Orascom Telecom Holding (GDR)* (Egypt)
Mitsui* (Japan)
Teva Pharmaceutical Industries (ADR)* (Israel)
UBS* (Switzerland)
K&S* (Germany)
easyJet (United Kingdom)
Allianz* (Germany)
Iberdrola Renovables* (Spain)

Largest Sales
Veolia Environnement** (France)
Invesco** (United Kingdom)
Millicom International Cellular** (Luxembourg)
Tesco** (United Kingdom)
Vodafone Group** (United Kingdom)
Iberdrola** (Spain)
Reckitt Benckiser Group** (United Kingdom)
Rio Tinto** (United Kingdom)
Sonova Holding (Switzerland)
France Telecom** (France)

*	Position added during the period.
**	Position eliminated during the period.
See additional footnotes on page 15.

Performance and Portfolio Overview

1	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Series’ prospectuses or statement of additional information.

*	Returns for periods of less than one year are not annualized.

**	See page 3 for description of benchmark averages and indices.

‡	The ten-year returns for Class B shares reflect automatic conversion to Class A shares approximately eight years after their date of purchase.

†	The CDSC is 5% if you sell your shares within one year of purchase, 2% for the five-year period and 0% since inception.

#	From May 31, 1999.

ø	There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

øø	Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees (if applicable), and other Fund expenses. The information below is intended to help you understand the ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases and redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested on November 1, 2007 and held for the entire six-month period ended April 30, 2008.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
				Expenses		Expenses
				Paid		Paid
	Beginning		Ending	During	Ending	During
	Account	Annualized	Account	Period	Account	Period
	Value	Expense	Value	11/1/07 to	Value	11/1/07 to
Fund	11/1/07	Ratio*	4/30/08	4/30/08**	4/30/08	4/30/08**
Emerging Markets Fund
Class A	$1,000.00	2.35%	$899.60	$11.10	$1,013.18	$11.76
Class B	1,000.00	3.10	896.90	14.62	1,009.45	15.49
Class C	1,000.00	3.10	896.10	14.61	1,009.45	15.49
Class D	1,000.00	3.10	899.40	14.64	1,009.45	15.49
Class I	1,000.00	1.76	902.30	8.32	1,016.11	8.82
Class R	1,000.00	2.60	902.00	12.30	1,011.93	13.01
Global Growth Fund
Class A	$1,000.00	2.10%	$869.10	$9.76	$1,014.42	$10.52
Class B	1,000.00	2.85	865.60	13.22	1,010.69	14.25
Class C	1,000.00	2.85	866.50	13.23	1,010.69	14.25
Class D	1,000.00	2.85	866.50	13.23	1,010.69	14.25
Class I	1,000.00	1.50	872.00	6.98	1,017.40	7.52
Class R	1,000.00	2.35	868.70	10.92	1,013.18	11.76

See footnotes on page 17.

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical
				Expenses		Expenses
				Paid		Paid
	Beginning		Ending	During	Ending	During
	Account	Annualized	Account	Period	Account	Period
	Value	Expense	Value	11/1/07 to	Value	11/1/07 to
Fund	11/1/07	Ratio*	4/30/08	4/30/08**	4/30/08	4/30/08**
Global Smaller Companies Fund
Class A	$1,000.00	1.87%	$868.20	$ 8.69	$1,015.56	$9.37
Class B	1,000.00	2.62	864.50	12.15	1,011.83	13.11
Class C	1,000.00	2.62	865.00	12.15	1,011.83	13.11
Class D	1,000.00	2.62	864.90	12.15	1,011.83	13.11
Class I	1,000.00	1.25	870.60	5.81	1,018.65	6.27
Class R	1,000.00	2.12	866.60	9.84	1,014.32	10.62
Global Technology Fund
Class A	$1,000.00	1.75%	$862.30	$ 8.10	$1,016.16	$8.77
Class B	1,000.00	2.50	859.00	11.56	1,012.43	12.51
Class C	1,000.00	2.50	859.10	11.56	1,012.43	12.51
Class D	1,000.00	2.50	859.40	11.56	1,012.43	12.51
Class R	1,000.00	2.00	861.40	9.26	1,014.92	10.02
International Growth Fund
Class A	$1,000.00	2.07%	$820.00	$ 9.37	$1,014.57	$10.37
Class B	1,000.00	2.82	817.00	12.74	1,010.84	14.10
Class C	1,000.00	2.82	816.70	12.74	1,010.84	14.10
Class D	1,000.00	2.82	817.20	12.74	1,010.84	14.10
Class I	1,000.00	1.37	823.00	6.21	1,018.05	6.87
Class R	1,000.00	2.32	818.90	10.49	1,013.33	11.61

*

Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectuses for a description of each share class and its expenses and sales charges. The Manager has contractually agreed to waive its management fee and/or to reimburse expenses to the extent a Fund’s “other expenses” (other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of average daily net assets of Seligman Emerging Markets Fund, Seligman Global Growth Fund, and Seligman International Growth Fund. These undertakings will remain in effect at least until February 28, 2009. Absent such fee waivers and reimbursements, the expense ratios and expenses paid for the period would have been higher.

**

Expenses are equal to the Fund’s annualized expense ratio based on actual expenses for the period November 1, 2007 to April 30, 2008, multiplied by the average account value over the period, multiplied by 182/366 (number of days in the period).

Portfolios of Investments (unaudited)
April 30, 2008
Seligman Emerging Markets Fund

	Shares	Value
Common Stocks 94.8%
Brazil 16.7%
Amil Participacoes* (Insurance)	104,200	$633,149
Banco Itau Holding (ADR) (Commercial Banks)	69,800	1,957,890
BR Malls Participacoes* (Real Estate Management
and Development)	51,100	562,586
Companhia Vale do Rio Doce “CVRD” (ADR)
(Metals and Mining)	91,216	3,564,721
Cosan Industria e Comercio (Food Products)	81,420	1,079,629
MMX Mineracas e Metalicos* (Metals and Mining)	48,000	1,587,968
OdontoPrev* (Health Care Providers and Services)	27,800	717,495
Petroleo Brasileiro “Petrobras” (ADR)
(Oil, Gas and Consumable Fuels)	64,600	7,843,732
Tam (ADR) (Airlines)	41,000	967,600
Usinas Siderurgicas de Minas Gerais “Usiminas”
(Metals and Mining)	73,425	3,754,738
Weg (Machinery)	51,100	614,540
		23,284,048
Chile 1.6%
La Polar (Multiline Retail)	30,607	175,635
Sociedad Quimica y Minera de Chile (ADR) (Chemicals)	71,200	2,029,912
		2,205,547
China 16.1%
Angang Steel (Class H) (Metals and Mining)	406,000	1,015,201
China Life Insurance (Class H)* (Insurance)	274,000	1,199,045
China Mobile (ADR) (Wireless Telecommunication Services)	50,200	4,333,264
China Resources Enterprise (Distributors)	524,000	1,919,767
China Shenhua Energy (Class H)*
(Oil, Gas and Consumable Fuels)	299,000	1,380,634
First Pacific* (Diversified Financial Services)	1,022,000	745,686
Golden Meditech (Health Care Equipment and Supplies)	1,940,000	673,505
Hopson Development Holdings (Real Estate
Management and Development)	424,000	906,029
Industrial and Commercial Bank of China “ICBC”
(Class H)* (Commercial Banks)	3,076,000	2,438,867
PetroChina (Oil, Gas and Consumable Fuels)	1,286,000	1,942,392
Shanghai Electric Group (Electrical Equipment)	2,330,000	1,311,039
Shangri-La Asia (Hotels, Restaurants and Leisure)	598,000	1,644,241
Simcere Pharmaceutical Group (ADR)* (Pharmaceuticals)	70,973	893,550
WSP Holdings (ADR)* (Energy Equipment and Services)	143,000	946,660
Wumart Stores (Food and Staples Retailing)	1,295,178	1,121,934
		22,471,814
	Shares	Value
Egypt 5.7%
EFG Hermes Holding (Capital Markets)	207,424	$2,130,908
Orascom Construction Industries (Construction and
Engineering)	30,917	2,538,372
Orascom Hotels & Development* (Hotels, Restaurants
and Leisure)	65,838	1,043,066
Orascom Telecom Holding (Wireless Telecommunication
Services)	90,345	1,362,877
Talaat Mostafa Group* (Real Estate Management
and Development)	426,612	881,571
		7,956,794
Hungary 0.5%
Richter Gedeon (Pharmaceuticals)	3,329	687,506
India 9.8%
Bharat Heavy Electricals (Electrical Equipment)	31,238	1,472,639
Bharti Airtel* (Wireless Telecommunication Services)	62,104	1,376,544
Educomp Solutions (Diversified Consumer Services)	9,257	911,358
Financial Technologies India (Software)	18,146	776,885
Firstsource Solutions* (IT Services)	769,575	844,772
JSW Steel (Metals and Mining)	50,604	1,093,191
Lanco Infratech* (Construction and Engineering)	64,545	850,848
Larsen & Toubro (Construction and Engineering)	12,247	912,488
Nicholas Piramal India (Pharmaceuticals)	174,052	1,484,966
Piramal Life Sciences* (Pharmaceuticals)	17,781	153,343
Reliance Industries (Oil, Gas and Consumable Fuels)	12,150	780,746
Suzlon Energy (Electrical Equipment)	106,442	747,592
Tata Chemicals (Chemicals)	166,128	1,462,069
Voltas (Household Durables)	157,231	738,506
		13,605,947
Israel 3.1%
Israel Chemicals (Chemicals)	163,514	2,999,241
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	28,900	1,351,942
		4,351,183
Jordan 0.4%
Hikma Pharmaceuticals (Pharmaceuticals)	62,813	581,610
Malaysia 2.2%
Alliance Financial Group* (Commercial Banks)	845,700	828,638
AMMB Holdings (Diversified Financial Services)	955,200	1,141,884
IOI (Food Products)	507,100	1,172,799
		3,143,321

See footnotes on page 28.

Portfolios of Investments (unaudited)
April 30, 2008
Seligman Emerging Markets Fund (continued)

	Shares	Value
Mexico 5.7%
America Movil (Class L) (ADR) (Wireless
Telecommunication Services)	66,600	$3,860,136
Coca-Cola Femsa (Class L) (ADR) (Beverages)	10,000	521,400
Grupo Televisa (ADR) (Media)	32,800	809,504
Impulsora del Dessarrollo y el Empleo an America Latina
(Series B–1)* (Construction and Engineering)	538,400	851,071
Wal-Mart de Mexico (Series V) (Food and Staples Retailing)	458,500	1,844,710
		7,886,821
Papua New Guinea 0.7%
New Britain Palm Oil (Food Products)	86,715	974,942
Philippines 0.6%
Philippine Long Distance Telephone (ADR)
(Diversified Telecommunication Services)	12,800	782,080
Russia 13.4%
Evraz Group (GDR) (Metals and Mining)	48,574	5,039,553
LUKOIL (ADR) (Oil, Gas and Consumable Fuels)	24,000	2,167,200
OAO Gazprom (ADR) (Energy Equipment and Services)	10,081	536,309
OAO Gazprom (ADR)† (Energy Equipment and Services)	125,839	6,681,011
OAO Rosneft Oil (GDR) (Oil, Gas and Consumable Fuels)	229,300	2,247,140
Sberbank (Commercial Banks)	617,854	2,000,958
		18,672,171
Singapore 1.1%
Yangzijiang Shipbuilding Holdings* (Machinery)	2,034,000	1,596,510
South Africa 4.8%
Aspen Pharmacare* (Pharmaceuticals)	149,754	614,029
Impala Platinum Holdings (Metals and Mining)	44,496	1,821,586
MTN Group (Wireless Telecommunication Services)	76,424	1,451,116
Murray & Roberts Holdings (Industrial Conglomerates)	151,050	1,761,184
Truworths International (Specialty Retail)	290,099	980,904
		6,628,819
South Korea 5.4%
Dong-A Pharmaceutical (Pharmaceuticals)	7,781	887,160
Hanmi Pharm (Pharmaceuticals)	3,743	631,644
LG Electronics (Household Durables)	18,585	2,887,916
NHN* (Internet Software and Services)	7,656	1,774,612
Samsung Electronics (Semiconductors and
Semiconductor Equipment)	1,805	1,285,041
		7,466,373
	Shares	Value
Taiwan 3.0%
HON HAI Precision Industry (Electronic Equipment
and Instruments)	360,400	$2,078,008
Powertech Technology (Semiconductors and
Semiconductor Equipment)	325,007	1,302,799
Taiwan Cellular* (Wireless Telecommunication Services)	457,000	867,767
		4,248,574
Thailand 1.0%
Bangkok Bank (Commercial Banks)	325,300	1,433,889
Turkey 1.2%
Turkcell Iletisim Hizmetleri (Wireless Telecommunication
Services)	210,675	1,694,904
United States 1.8%
Bunge (Food Products)	12,300	1,403,307
iShares MSCI Emerging Markets Index Fund
(Index Derivatives)	7,500	1,099,950
		2,503,257
Total Common Stock (Cost $101,797,938)		132,176,110
Preferred Stocks 4.3%
Brazil 4.3%
Petroleo Brasileiro “Petrobras” (Oil, Gas and
Consumable Fuels)	82,800	2,102,130
Votorantim Celulose e Papel (Paper and Forest Products)	122,500	3,891,228
Total Preferred Stocks (Cost $4,124,560)		5,993,358
Total Investments (Cost $105,922,498) 99.1%		138,169,468
Other Assets Less Liabilities 0.9%		1,221,868
Net Assets 100.0%		$139,391,336

See footnotes on page 28.

Portfolios of Investments (unaudited)
April 30, 2008
Seligman Global Growth Fund

	Shares	Value
Common Stocks 98.0%
Australia 1.3%
CSL (Biotechnology)	13,695	$512,456
Brazil 1.9%
Bolsa de Mercadorias e Futuros
(Diversified Financial Services)	23,300	232,692
Companhia Vale do Rio Doce “CVRD” (ADR)
(Metals and Mining)	13,400	523,672
		756,364
Canada 5.6%
Cameco (Oil, Gas and Consumable Fuels)	11,800	412,882
Potash Corp. of Saskatchewan (Chemicals)	3,600	662,220
Research In Motion* (Communications Equipment)	5,600	681,128
Suncor Energy (Oil, Gas and Consumable Fuels)	4,300	485,250
		2,241,480
China 2.5%
China Communications Construction
(Construction and Engineering)	121,000	288,939
Focus Media Holding (ADR)* (Media)	9,900	365,211
Suntech Power Holdings (ADR)* (Electrical Equipment)	8,300	371,259
		1,025,409
Denmark 1.5%
Vestas Wind Systems (Electrical Equipment)	5,400	590,503
Finland 1.5%
Nokia (ADR) (Communications Equipment)	20,000	601,400
France 2.5%
Alstom* (Electrical Equipment)	3,061	709,590
Societe Generale (Commercial Banks)	2,602	303,496
		1,013,086
Germany 4.0%
Arcandor (Multiline Retail)	19,719	369,382
DaimlerChrysler (Automobiles)	5,546	430,256
Deutsche Boerse* (Diversified Financial Services)	2,863	418,733
Siemens (Industrial Conglomerates)	3,376	398,075
		1,616,446
Greece 1.0%
National Bank of Greece (Commercial Banks)	7,118	394,613
Hong Kong 1.1%
Sun Hung Kai Properties (Real Estate Management
and Development)	26,000	452,451
	Shares	Value
Ireland 2.1%
Elan (ADR)* (Pharmaceuticals)	22,700	$596,783
Ryanair Holdings (ADR)* (Airlines)	9,600	260,256
		857,039
Israel 1.2%
Teva Pharmaceutical Industries (ADR)
(Pharmaceuticals)	10,400	486,512
Japan 3.7%
Mitsui (Trading Companies and Distributors)	26,000	605,912
Nintendo (Software)	1,600	886,720
		1,492,632
Luxembourg 1.5%
Millicom International Cellular
(Wireless Telecommunication Services)	5,600	604,856
Mexico 1.1%
America Movil (Class L) (ADR)
(Wireless Telecommunication Services)	7,800	452,088
Netherlands 2.7%
ASML Holding* (Semiconductors and
Semiconductor Equipment)	20,406	578,094
ASML Holding (Rights)* (Semiconductors and
Semiconductor Equipment)	14,826	—
Unilever (Food Products)	14,602	490,883
		1,068,977
Norway 1.8%
Seadrill* (Energy Equipment and Services)	23,700	716,834
South Korea 1.3%
LG Electronics (Household Durables)	3,288	510,921
Spain 4.1%
Gamesa Corporacion Tecnologica (Electrical Equipment)	10,252	499,227
Iberdrola Renovables* (Independent Power Producers
and Energy Traders)	91,331	663,411
Telefonica (Diversified Telecommunication Services)	17,107	496,268
		1,658,906
Switzerland 6.6%
ABB* (Electrical Equipment)	20,456	627,116
Julius Baer Holding (Capital Markets)	6,228	460,595
Nestle (Food Products)	1,686	807,707
Xstrata (Metals and Mining)	9,951	772,919
		2,668,337

See footnotes on page 28.

Portfolios of Investments (unaudited)
April 30, 2008
Seligman Global Growth Fund (continued)

	Shares	Value
Taiwan 1.1%
HON HAI Precision Industry
(Electronic Equipment and Instruments)	79,920	$460,806
United Kingdom 5.1%
BHP Billiton (Metals and Mining)	23,750	839,203
Man Group (Capital Markets)	60,182	688,631
Reckitt Benckiser Group (Household Products)	8,991	523,863
		2,051,697
United States 42.8%
Allergan (Pharmaceuticals)	10,100	569,337
American Tower (Class A)*
(Wireless Telecommunication Services)	20,700	898,794
Apple* (Computers and Peripherals)	3,000	521,850
Boeing (Aerospace and Defense)	5,100	432,786
Corning* (Communications Equipment)	28,700	766,577
Danaher (Machinery)	6,700	522,734
Diamond Offshore Drilling
(Energy Equipment and Services)	3,900	489,099
Electronic Arts* (Software)	26,700	1,374,249
FedEx (Air Freight and Logistics)	3,300	316,371
General Dynamics (Aerospace and Defense)	4,600	415,932
Gilead Sciences* (Biotechnology)	10,800	559,008
Goldman Sachs Group (Capital Markets)	2,700	516,699
Google (Class A)* (Internet Software and Services)	1,000	574,290
Hess (Oil, Gas and Consumable Fuels)	1,900	201,780
Hewlett-Packard (Computers and Peripherals)	9,300	431,055
Hologic* (Health Care Equipment and Supplies)	16,800	490,392

Seligman Global Smaller Companies Fund

Common Stocks and Warrants 97.2%
Australia 4.1%
Centamin Eqypt* (Metals and Mining)	585,218	$771,405
Emeco Holdings (Trading Companies and Distributors)	695,751	523,507
Energy World* (Independent Power Producers and
Energy Traders)	600,805	793,783
Futuris (Food Products)	406,704	807,772
Karoon Gas Australia* (Oil, Gas and Consumable Fuels)	18,803	52,991
Minara Resources (Metals and Mining)	86,088	469,935
NRW Holdings* (Construction and Engineering)	268,596	519,642
Ramsay Health Care (Health Care Providers and Services)	117,516	1,319,867
Seek (Commercial Services and Supplies)	93,352	438,170
Straits Resources (Metals and Mining)	87,900	567,975
	Shares	Value
United States (continued)
International Game Technology
(Hotels, Restaurants and Leisure)	9,800	$340,452
Las Vegas Sands* (Hotels, Restaurants and Leisure)	7,400	564,028
MetroPCS Communications*
(Wireless Telecommunication Services)	36,900	724,716
MF Global* (Capital Markets)	16,300	214,671
Microsoft (Software)	23,400	667,368
Monsanto (Chemicals)	5,000	570,100
Nabors Industries (Energy Equipment and Services)	10,500	394,170
Oracle* (Software)	32,300	673,455
Praxair (Chemicals)	5,800	529,598
QUALCOMM (Communications Equipment)	14,600	630,574
Royal Caribbean Cruises
(Hotels, Restaurants and Leisure)	13,000	414,700
Schlumberger (Energy Equipment and Services)	6,200	623,410
St. Jude Medical* (Health Care Equipment and Supplies)	13,900	608,542
SunPower* (Electrical Equipment)	5,300	462,531
Ultra Petroleum* (Oil, Gas and Consumable Fuels)	7,400	614,718
Washington Mutual (Thrifts and Mortgage Finance)	14,603	161,524
		17,275,510
Total Common Stocks (Cost $33,060,634)		39,509,323
Preferred Stocks 0.4%
United States 0.4%
Washington Mutual (Thrifts and Mortgage Finance)
(Cost $100,000)	1	140,462
Total Investments (Cost $33,160,634) 98.4%		39,649,785
Other Assets Less Liabilities 1.6%		663,377
Net Assets 100.0%		$40,313,162

Australia (continued)
Tower Australia Group “TAL”* (Insurance)	270,780	$673,598
Whitehaven Coal* (Oil, Gas and Consumable Fuels)	161,689	421,323
WHK Group (Commercial Services and Supplies)	528,463	687,842
		8,047,810
Brazil 4.9%
Brasil Brokers Participacoes*
(Real Estate Investment Trusts)	1,300	1,134,039
Companhia Brasileira de Desenvolvimento Imobiliario
Turistico* (Real Estate Management and Development)	2,200	966,189
Companhia de Sameamento de Minas Gerais
“Coposa MG” (Water Utilities)	65,300	1,092,131
Cosan Industria e Comercio (Food Products)	82,100	1,476,832

See footnotes on page 28.

Portfolios of Investments (unaudited)
April 30, 2008
Seligman Global Smaller Companies Fund (continued)

	Shares	Value
Brazil (continued)
General Shopping Brasil* (Real Estate Management
and Development)	164,600	$1,039,767
Lupatech (Machinery)	46,000	1,729,636
Profarma Distribuidora de Produtos Farmaceuticos*
(Health Care Providers and Services)	60,700	1,088,233
Tecnisa* (Household Durables)	195,100	1,069,282
		9,596,109
Canada 5.8%
Allen-Vanguard* (Electronic Equipment and Instruments)	183,500	708,783
BA Energy (Oil, Gas and Consumable Fuels)	72,500	483,045
Canaccord Capital (Capital Markets)	58,900	605,317
Dundee Real Estate Investment Trust
(Real Estate Investment Trusts)	22,500	742,851
Frontera Copper* (Metals and Mining)	176,700	854,462
Gildan Activewear (Class A)*
(Textiles, Apparel and Luxury Goods)	14,800	380,804
Gluskin Shef & Associates* (Capital Markets)	37,800	910,188
Gluskin Shef & Associates*† (Capital Markets)	12,500	300,988
GMP Capital Trust (Capital Markets)	38,300	680,737
OPTI Canada (Oil, Gas and Consumable Fuels)	48,500	1,026,730
Sherritt International (Metals and Mining)	59,000	823,106
Sierra Wireless* (Communications Equipment)	53,600	1,002,320
Synenco Energy* (Oil, Gas and Consumable Fuels)	116,200	1,029,197
Synenco Energy*† (Oil, Gas and Consumable Fuels)	10,000	88,571
Tanganyika Oil (SDR)* (Oil, Gas and Consumable Fuels)	18,100	383,031
Uranium Participation* (Oil, Gas and Consumable Fuels)	60,300	513,128
Western Goldfields (Metals and Mining)	299,200	837,760
		11,371,018
China 1.1%
China Dongziang Group*
(Textiles, Apparel and Luxury Goods)	620,000	271,546
China Medical Technologies (ADR)
(Health Care Equipment and Supplies)	13,500	504,900
Shandong Weigao Group Medical Polymer (Class H)
(Health Care Equipment and Supplies)	680,000	1,106,408
Trina Solar (ADR)* (Semiconductors and
Semiconductor Equipment)	6,900	291,042
		2,173,896
Denmark 0.4%
Genmab* (Biotechnology)	13,574	735,986
Finland 0.5%
Outotec* (Construction and Engineering)	16,901	1,058,089
	Shares	Value
France 3.9%
April Group (Insurance)	13,823	$733,337
bioMerieux (Health Care Equipment and Supplies)	7,223	787,211
Cegedim (Health Care Technology)	4,092	382,896
Etablissements Maurel et Prom
(Oil, Gas and Consumable Fuels)	34,927	808,533
Guerbet (Health Care Equipment and Supplies)	4,066	723,458
Guyenne et Gascogne (Food and Staples Retailing)	5,195	891,480
Korian* (Health Care Providers and Services)	22,897	852,584
Rhodia (Chemicals)	36,499	759,110
Seche Environnement (Commercial Services and Supplies)	6,586	958,496
Vilmorin & Cie (Food Products)	4,136	768,664
		7,665,769
Germany 0.5%
Kontron* (Semiconductors and Semiconductor
Equipment)	28,902	467,234
MTU Aero Engines Holdings* (Aerospace and Defense)	10,200	466,859
		934,093
Greece 0.5%
StealthGas* (Oil, Gas and Consumable Fuels)	59,500	954,379
Hong Kong 2.7%
China Power International Development (Independent
Power Producers and Energy Traders)	1,124,000	410,057
Dickson Concepts International (Specialty Retail)	1,015,500	751,091
Far East Pharmaceutical Technology (Pharmaceuticals)	3,008,700	—
First Pacific* (Diversified Financial Services)	1,654,000	1,206,815
Huabao International Holdings (Chemicals)	1,234,000	1,109,036
Jinhui Shipping & Transportation (Marine)	36,800	386,197
Peace Mark (Holdings)
(Textiles, Apparel and Luxury Goods)	690,000	805,026
Stella International Holding*
(Textiles, Apparel and Luxury Goods)	415,000	615,832
		5,284,054
Italy 2.8%
Ansaldo STS* (Transportation Infrastructure)	47,372	736,059
Antichi Pellettieri* (Textiles, Apparel and Luxury Goods)	78,922	931,488
DiaSorin* (Health Care Equipment and Supplies)	48,677	881,498
Enia* (Multi-Utilities)	62,936	883,728
Immobiliare Grande Distribuzione (Real Estate
Management and Development)	165,077	569,079
Iride (Electric Utilities)	144,270	442,744
Mariella Burani Fashion Group
(Textiles, Apparel and Luxury Goods)	19,642	519,647
Pirelli (Real Estate Management and Development)	20,514	618,680
		5,582,923

See footnotes on page 28.

Portfolios of Investments (unaudited)
April 30, 2008
Seligman Global Smaller Companies Fund (continued)

	Shares	Value
Japan 12.8%
Aeon Delight (Commercial Services and Supplies)	55,400	$1,155,831
Air Water (Chemicals)	93,000	934,356
Asics (Textiles, Apparel and Luxury Goods)	42,000	426,026
Don Quijote (Multiline Retail)	37,200	675,994
Eagle Industry (Auto Components)	64,000	564,645
Hisamitsu Pharmaceutical (Pharmaceuticals)	19,400	727,436
Hogy Medical (Health Care Equipment and Supplies)	8,800	466,323
Iino Kaiun Kaisha (Marine)	88,400	987,935
Jafco (Capital Markets)	14,500	573,687
Japan Logistics Fund (Real Estate Investment Trusts)	59	399,464
Keiyo Bank (Commercial Banks)	36,000	255,444
KK DaVinci Advisors* (Real Estate Management
and Development)	506	484,467
Kobayashi Pharmaceutical (Personal Products)	23,700	829,673
Micronics Japan (Semiconductors and Semiconductor
Equipment)	18,500	662,114
Miura (Machinery)	48,200	1,238,979
Modec (Energy Equipment and Services)	25,900	909,329
Musashino Bank (Commercial Banks)	4,300	187,677
Nabtesco (Machinery)	90,000	1,336,939
Neturen (Metals and Mining)	66,400	690,695
OBIC (IT Services)	7,100	1,316,847
OBIC Business Consultants (Software)	24,700	1,275,873
Osaka Securities Exchange (Capital Markets)	63	343,380
Point* (Specialty Retail)	15,840	697,004
RISA Partners (Capital Markets)	221	459,152
Ryohin Keikaku (Multiline Retail)	4,200	279,217
Sazaby (Specialty Retail)	17,700	323,531
SEC Carbon (Electrical Equipment)	42,000	307,924
Shinko Plantech (Energy Equipment and Services)	87,600	1,366,683
Sumitomo Osaka Cement (Construction Materials)	194,000	426,287
Sysmex (Health Care Equipment and Supplies)	23,400	957,404
Taiyo Ink Manufacturing (Chemicals)	19,800	476,163
TOC (Real Estate Management and Development)	76,500	464,480
Tokai Carbon (Chemicals)	36,000	373,186
Toyo Engineering (Construction and Engineering)	77,000	319,819
Toyo Tanso (Electrical Equipment)	5,500	441,332
Tsumura (Pharmaceuticals)	37,200	902,475
Unicharm Petcare (Food Products)	30,300	928,660
		25,166,431
Liechtenstein 0.5%
Verwaltungs- und Privat-Bank (Capital Markets)	3,829	969,425
	Shares	Value
Malaysia 0.8%
AirAsia* (Airlines)	1,459,700	$581,559
Asiatic Development (Food Products)	375,500	966,923
		1,548,482
Mexico 0.5%
Grupo Simec (ADR)* (Metals and Mining)	81,500	986,150
Netherlands 1.8%
Dockwise* (Energy Equipment and Services)	218,000	657,164
Draka Holding* (Electrical Equipment)	23,508	837,477
Imtech (Construction and Engineering)	19,416	543,036
OPG Groep (Health Care Providers and Services)	21,440	575,216
Spazio Investment* (Real Estate Management
and Development)	56,564	928,745
		3,541,638
Norway 2.3%
DNO* (Oil, Gas and Consumable Fuels)	511,000	964,520
Eitzen Chemical* (Marine)	121,091	463,975
Electromagnetic GeoServices*
(Energy Equipment and Services)	28,600	214,138
Korgsberg Gruppen (Aerospace and Defense)	17,070	1,163,508
TGS Nopeq Geophysical*
(Energy Equipment and Services)	56,500	908,233
Wavefield Inseis* (Energy Equipment and Services)	108,600	827,198
		4,541,572
Panama 0.4%
Thunderbird Resorts* (Hotels, Restaurants and Leisure)	87,100	783,900
Papua New Guinea 0.3%
New Britain Palm Oil (Food Products)	61,100	686,951
Philippines 0.6%
Alliance Global Group* (Food and Staples Retailing)	4,836,300	446,852
PNOC Energy Development (Independent Power
Producers and Energy Traders)	5,979,000	736,742
		1,183,594
Russia 0.2%
Black Earth Farming (SDR)* (Food Products)	61,500	512,608
Singapore 0.9%
Goodpack* (Air Freight and Logistics)	783,000	1,012,554
Hyflux (Water Utilities)	325,000	826,850
		1,839,404
South Africa 0.4%
Gem Diamonds* (Metals and Mining)	36,446	774,115

See footnotes on page 28.

Portfolios of Investments (unaudited)
April 30, 2008
Seligman Global Smaller Companies Fund (continued)

	Shares	Value
South Korea 1.8%
Cheil Communications (Media)	3,457	$930,310
Hana Tour Service (Hotels, Restaurants and Leisure)	12,935	770,685
Hanmi Pharm (Pharmaceuticals)	3,755	633,669
Hotel Shilla* (Hotels, Restaurants and Leisure)	16,390	424,048
Hyunjin Materials (Machinery)	9,953	389,635
Korea Plant Service & Engineering
(Commercial Services and Supplies)	25,230	427,279
		3,575,626
Sweden 1.2%
D. Carnegie (Capital Markets)	14,000	180,344
Munters (Machinery)	89,041	907,756
Rezidor Hotel Group* (Hotels, Restaurants and Leisure)	115,892	606,944
SWECO* (Construction and Engineering)	83,800	748,009
		2,443,053
Switzerland 2.1%
Dufry Group* (Specialty Retail)	18,006	1,955,035
Dufry South America (BDR)* (Specialty Retail)	49,900	1,047,714
Paris RE Holdings* (Insurance)	27,961	623,727
Temenos Group* (Software)	21,289	594,755
		4,221,231
United Kingdom 7.1%
Aero Inventory (Trading Companies and Distributors)	32,081	366,139
Babcock International Group
(Commercial Services and Supplies)	29,282	342,017
Cape* (Building Products)	206,409	957,695
Clapham House Group*
(Hotels, Restaurants and Leisure)	102,309	335,458
Close Brothers Group (Capital Markets)	40,709	561,105
Dawnay, Day Treveria* (Real Estate Management
and Development)	467,749	466,862
Detica Group (IT Services)	112,568	672,098
Guinness Peat Group (Diversified Financial Services)	664,546	896,854
Hamworthy KSE (Machinery)	60,955	593,887
Infinity Bio-Energy* (Oil, Gas and Consumable Fuels)	315,514	1,262,056
Katanga Mining* (Metals and Mining)	74,700	976,122
Laird Group (Electronic Equipment and Instruments)	61,613	607,653
Lancashire Holdings* (Insurance)	134,343	812,906
Mears Group (Commercial Services and Supplies)	180,745	1,123,101
RPS Group (Commercial Services and Supplies)	100,452	637,190
Senior (Machinery)	308,452	669,541
Ultra Electronics Holdings (Aerospace and Defense)	36,594	932,380
Unite Group (Real Estate Management and Development)	99,435	572,552
VT Group (Aerospace and Defense)	36,503	489,494
	Shares	Value
United Kingdom (continued)
Wellstream Holdings* (Energy Equipment and Services)	991	$24,829
Wolfson Microelectronics* (Electronic Equipment
and Instruments)	223,022	622,290
		13,922,229
United States 36.3%
AMCOL International (Metals and Mining)	27,700	822,690
AmSurg* (Health Care Providers and Services)	39,250	1,002,445
Anworth Mortgage Asset (Real Estate Investment Trusts)	33,300	222,444
Approach Resources* (Oil, Gas and Consumable Fuels)	35,900	680,305
Arena Pharmaceuticals* (Biotechnology)	133,000	743,470
ARIAD Pharmaceuticals* (Biotechnology)	208,100	615,976
Arlington Tankers (Oil, Gas and Consumable Fuels)	51,700	1,156,529
Asyst Technologies* (Semiconductors and
Semiconductor Equipment)	213,800	765,404
ATP Oil & Gas* (Oil, Gas and Consumable Fuels)	32,000	919,680
Basic Energy Services (Energy Equipment and Services)	37,600	872,320
BPZ Energy* (Oil, Gas and Consumable Fuels)	54,700	1,065,556
Capstead Mortgage (Real Estate Investment Trusts)	75,000	967,500
Carpenter Technology (Metals and Mining)	21,900	1,123,032
Casual Male Retail Group* (Specialty Retail)	178,400	770,688
Cato (Class A) (Specialty Retail)	45,800	790,050
Centennial Communications*
(Wireless Telecommunication Services)	148,800	901,728
Charming Shoppes* (Specialty Retail)	158,200	816,312
Complete Production Services*
(Energy Equipment and Services)	32,500	877,825
CRA International* (Commercial Services and Supplies)	23,500	810,280
CV Therapeutics* (Biotechnology)	134,000	1,226,100
Dollar Financial* (Consumer Finance)	47,000	1,014,260
DSP Group* (Semiconductors and
Semiconductor Equipment)	90,500	1,188,265
DSW* (Specialty Retail)	48,500	743,505
Eddie Bauer Holdings* (Specialty Retail)	154,100	613,318
EFJ* (Communications Equipment)	84,400	114,784
Encore Acquisition* (Oil, Gas and Consumable Fuels)	14,750	673,043
Energy Partners* (Oil, Gas and Consumable Fuels)	88,500	1,075,275
Esmark* (Metals and Mining)	60,300	1,006,407
Evercore Partners (Capital Markets)	43,100	726,666
Exelixis* (Life Sciences Tools and Services)	144,300	1,098,123
FairPoint Communications
(Diversified Telecommunication Services)	137,200	1,263,612
FirstFed Financial* (Thrifts and Mortgage Finance)	19,600	299,488
Force Protection (Machinery)	119,900	358,501
Globalstar* (Diversified Telecommunication Services)	276,900	897,156

See footnotes on page 28.

Portfolios of Investments (unaudited)
April 30, 2008
Seligman Global Smaller Companies Fund (continued)

	Shares or
	Warrants		Value
United States (continued)
Grubb & Ellis* (Real Estate Management
and Development)	153,600	shs.	$943,104
H&E Equipment Services (Trading Companies
and Distributors)	52,600		689,586
Harris Stratex Networks* (Communications Equipment)	98,500		934,765
Hatteras Financial* (Real Estate Investment Trusts)	18,500		467,680
Hercules Offshore* (Energy Equipment and Services)	33,400		880,424
Hersha Hospitality Trust (Real Estate Investment Trusts)	107,000		1,018,640
Highbury Financial* (Diversified Financial Services)	18,300		51,698
Highbury Financial (Units)*
(Diversified Financial Services)	67,000		209,375
Horsehead Holding* (Metals and Mining)	93,900		1,316,478
Human Genome Sciences* (Biotechnology)	183,900		1,204,545
Hutchinson Technology* (Computers and Peripherals)	38,700		547,218
Imation (Computers and Peripherals)	42,600		998,544
Incyte* (Biotechnology)	118,000		1,280,300
Investors Real Estate Trust
(Real Estate Investment Trusts)	105,900		1,080,180
JDA Software Group (Software)	42,900		810,810
Jupitermedia* (Internet Software and Services)	73,300		142,935
Kansas City Life Insurance (Insurance)	12,400		620,000
Lance (Food Products)	53,500		1,121,360
Medicines* (Pharmaceuticals)	40,200		793,950
MFA Mortgage Investments
(Real Estate Investment Trusts)	129,500		905,205
Microsemi* (Semiconductors and
Semiconductor Equipment)	38,800		950,600
Micrus Endovascular* (Health Care Equipment
and Supplies)	47,500		540,550
MIPS Technologies* (Semiconductors and
Semiconductor Equipment)	181,600		824,464
NCI Building Systems* (Building Products)	24,100		581,774
Novatel Wireless* (Computers and Peripherals)	118,700		1,058,804
Odyssey HealthCare* (Health Care Providers
and Services)	120,200		1,099,830
Oilsands Quest* (Oil, Gas and Consumable Fuels)	185,400		806,490
Oilsands Quest* ($6.75, expiring 12/5/09)
(Oil, Gas and Consumable Fuels)	11,750	wts.	12,338
Orion Marine Group*† (Construction and Engineering)	84,400	shs.	1,153,748
OSI Systems* (Electronic Equipment and Instruments)	24,300		594,135
Palm* (Computers and Peripherals)	143,200		824,832
Park Electrochemical (Electronic Equipment
and Instruments)	40,300		1,092,130
ParkerVision* (Communications Equipment)	86,000		767,120
Platinum Underwriters Holdings (Insurance)	30,980		1,111,253
	Shares,
	Warrants or
	Principal
	Amount		Value
United States (continued)
PMC - Sierra (Semiconductors and
Semiconductor Equipment)	110,700	shs.	$860,139
RAM Holdings* (Insurance)	54,400		93,568
Regis (Diversified Consumer Services)	35,900		1,048,280
Rentech* (Oil, Gas and Consumable Fuels)	418,400		527,184
Rentech* ($2.49, expiring 12/10/09)
(Oil, Gas and Consumable Fuels)	7,000	wts.	2,750
Retail Ventures* (Multiline Retail)	96,500	shs.	495,045
Rigel Pharmaceuticals* (Biotechnology)	57,154		1,285,965
RSC Holdings* (Commercial Services and Supplies)	84,000		776,160
Rudolph Technologies* (Semiconductors and
Semiconductor Equipment)	62,500		635,000
Schnitzer Steel Industries (Metals and Mining)	7,500		660,000
SeaChange International* (Communications Equipment)	108,700		778,292
Superior Well Services* (Energy Equipment and Services)	35,000		833,350
Swift Energy* (Oil, Gas and Consumable Fuels)	17,000		886,380
TAL International Group* (Trading Companies
and Distributors)	41,000		992,610
Textainer Group Holdings* (Trading Companies
and Distributors)	71,000		1,214,100
Titanium Asset Management* (Capital Markets)	95,000		534,850
Titanium Asset Management* ($4, expiring 6/21/11)
(Capital Markets)	95,000	wts.	128,250
True Religion Apparel* (Textiles, Apparel and
Luxury Goods)	29,700	shs.	545,292
TTM Technologies* (Electronic Equipment
and Instruments)	89,300		1,188,583
Universal Stainless & Alloy Products*
(Metals and Mining)	17,000		650,420
World Acceptance* (Consumer Finance)	26,500		1,043,570
Zygo* (Electronic Equipment and Instruments)	66,509		775,495
	71,612,885
Total Common Stocks and Warrants
(Cost $199,630,941)	191,713,420
Convertible Bond 0.5%
United States 0.5%
Nova Biosource Fuels 10%, 9/30/12 (Oil, Gas and
Consumable Fuels) (Cost $1,032,000)	$1,032,000		903,000
Total Investments (Cost $200,662,941) 97.7%	192,616,420
Other Assets Less Liabilities 2.3%			4,553,555
Net Assets 100.0%			$197,169,975

See footnotes on page 28.

Portfolios of Investments (unaudited)
April 30, 2008
Seligman Global Technology Fund

	Shares	Value
Common Stocks 93.6%
Australia 0.0%
UCMS Group (Office Services and Supplies)	143,278	$118,961
Canada 1.1%
Absolute Software* (Application Software)	187,200	2,277,033
Research In Motion* (Communications Equipment)	15,100	1,836,613
		4,113,646
China 2.8%
Alibaba.com* (Internet Software and Services)	1,006,500	1,845,199
China Digital TV Holding (ADR)*
(Computer Storage and Peripherals)	113,400	1,910,790
JA Solar Holdings (ADR)*
(Electrical Components and Equipment)	47,600	1,142,876
Longtop Financial Technologies (ADR)*
(Application Software)	143,400	2,860,830
VanceInfo Technologies (ADR)* (Application Software)	291,900	2,498,664
		10,258,359
Finland 1.3%
Nokia (ADR) (Communications Equipment)	150,000	4,510,500
France 2.0%
Cap Gemini (IT Consulting and Other Services)	90,511	5,489,706
Societe Television Francaise 1
(Broadcasting and Cable TV)	76,819	1,620,240
		7,109,946
Germany 1.0%
Infineon Technologies* (Semiconductors)	179,850	1,678,350
Q-Cells* (Electrical Components and Equipment)	16,786	1,951,362
		3,629,712
India 5.1%
3i Infotech (Systems Software)	842,950	2,748,241
Rolta India (IT Consulting and Other Services)	387,372	3,241,338
Satyam Computer Services
(IT Consulting and Other Services)	710,180	8,274,291
Tata Consultancy Services
(IT Consulting and Other Services)	183,800	4,185,085
		18,448,955
Israel 4.6%
Check Point Software Technologies* (Systems Software)	688,716	16,267,472
NICE Systems (ADR)* (Communications Equipment)	3,640	115,898
Voltaire (Application Software)	36,200	181,362
		16,564,732
	Shares	Value
Japan 0.5%
Tokyo Electron (Semiconductor Equipment)	27,300	$1,761,583
Netherlands 0.5%
Koninklijke (Royal) KPN
(Integrated Telecommunication Services)	105,900	1,935,670
Norway 1.3%
Tandberg (Communications Equipment)	264,300	4,500,487
South Korea 0.7%
LG Electronics (Consumer Electronics)	16,600	2,579,467
Taiwan 2.5%
Acer (Computer Hardware)	1,278,000	2,756,993
AU Optronics (ADR) (Electronic Equipment
Manufacturers)	150,700	2,941,664
GigaMedia* (Internet Software and Services)	129,000	2,007,240
Wistron* (Computer Hardware)	808,000	1,386,635
		9,092,532
United Kingdom 0.6%
Autonomy* (Application Software)	24,239	410,839
Vodaphone Group (ADR) (Wireless
Telecommunication Services)	57,909	1,833,399
		2,244,238
United States 69.6%
Advanced Medical Optics (Health Care Equipment)	93,100	1,955,100
Amdocs* (IT Consulting and Other Services)	580,200	18,206,676
Apple* (Computer Hardware)	25,500	4,435,725
Ariba* (Internet Software and Services)	249,100	2,956,817
Arrow Electronics (Technology Distributors)	68,000	1,850,280
Aspen Technology (Application Software)	198,999	2,734,246
AT&T (Integrated Telecommunication Services)	28,500	1,103,235
Autodesk (Application Software)	115,800	4,400,400
Avnet* (Technology Distributors)	167,114	4,376,716
BMC Software* (Systems Software)	475,800	16,538,808
Cadence Design Systems* (Application Software)	578,700	6,440,931
Cisco Systems* (Communications Equipment)	397,800	10,199,592
Citrix Systems* (Systems Software)	58,900	1,928,975
Corning* (Communications Equipment)	69,200	1,848,332
DealerTrak Holdings* (Internet Software and Services)	46,200	888,888
eBay* (Internet Software and Services)	176,500	5,522,685
Electronics for Imaging* (Computer Storage
and Peripherals)	129,200	1,863,064
EMC* (Computer Storage and Peripherals)	379,400	5,842,760
Google (Class A)* (Internet Software and Services)	9,900	5,685,471
Hewlett-Packard (Computer Hardware)	112,000	5,191,200

See footnotes on page 28.

Portfolios of Investments (unaudited)
April 30, 2008
Seligman Global Technology Fund (continued)

	Shares	Value
United States (continued)
Integrated Device Technology* (Semiconductors)	175,800	$1,879,302
International Business Machines (Computer Hardware)	31,000	3,741,700
Intersil (Class A)* (Semiconductors)	51,100	1,365,392
JDA Software Group (Application Software)	110,431	2,087,146
Lawson Software* (Application Software)	343,900	2,747,761
Marvell Technology Group* (Semiconductors)	1,381,427	17,889,480
McAfee* (Internet Software and Services)	666,113	22,148,257
Mentor Graphics (Application Software)	305,091	3,072,266
Microsoft (Systems Software)	115,000	3,279,800
NetApp* (Computer Storage and Peripherals)	203,700	4,929,540
ON Semiconductor (Semiconductors)	692,100	5,169,987
Oracle* (Systems Software)	569,200	11,867,820
QUALCOMM (Communications Equipment)	210,900	9,108,771
Quest Diagnostics (Health Care Services)	35,000	1,756,300

Seligman International Growth Fund

Common Stocks 98.2%
Australia 1.9%
CSL (Biotechnology)	44,831	$1,677,542
Belgium 1.0%
Hansen Transmissions International* (Machinery)	205,028	893,964
Brazil 1.8%
Companhia Vale do Rio Doce “CVRD” (ADR)
(Metals and Mining)	27,400	1,070,792
Petroleo Brasileiro “Petrobras” (ADR)
(Oil, Gas and Consumable Fuels)	4,100	497,822
		1,568,614
Canada 6.7%
Cameco (Oil, Gas and Consumable Fuels)	18,700	654,313
Potash Corp. of Saskatchewan (Chemicals)	16,400	3,016,780
Research In Motion* (Communications Equipment)	17,300	2,104,199
		5,775,292
China 4.2%
China Communications Construction
(Construction and Engineering)	175,000	417,888
China Merchants Bank* (Commercial Banks)	166,000	695,536
China Mobile (Wireless Telecommunication Services)	93,500	1,612,162
LDK Solar (ADR)* (Semiconductors and
Semiconductor Equipment)	29,100	923,634
		3,469,220
Denmark 3.4%
Novo Nordisk (Class B) (Pharmaceuticals)	8,775	603,513
Vestas Wind Systems (Electrical Equipment)	21,200	2,318,272
		2,921,785
	Shares	Value
United States (continued)
Seagate Technology (Computer Storage
and Peripherals)	420,900	$7,942,383
SonicWALL* (Internet Software and Services)	406,600	3,126,754
Symantec* (Internet Software and Services)	630,500	10,857,210
Syniverse Holdings*
(Wireless Telecommunication Services)	79,700	1,252,087
Synopsys* (Application Software)	772,400	17,850,164
Verigy Pte* (Semiconductor Equipment)	130,914	2,797,632
Yahoo!* (Internet Software and Services)	495,348	13,577,489
		252,417,142
Total Investments (Cost $350,452,378) 93.6%		339,285,930
Other Assets Less Liabilities 6.4%		23,353,037
Net Assets 100.0%		$362,638,967

Egypt 2.2%
Orascom Telecom Holding (GDR)
(Wireless Telecommunication Services)	25,900	$1,937,320
Finland 4.1%
Nokia (Communications Equipment)	117,633	3,540,943
France 8.9%
Alstom* (Electrical Equipment)	9,111	2,112,081
AXA (Insurance)	13,921	516,006
BNP Paribas (Commercial Banks)	10,537	1,135,198
Carrefour (Food and Staples Retailing)	17,799	1,248,344
Societe Generale (Commercial Banks)	9,781	1,140,850
Vallourec (Machinery)	5,446	1,485,626
		7,638,105
Germany 11.4%
Allianz (Insurance)	7,111	1,446,333
Arcandor (Multiline Retail)	140,055	2,623,554
Commerzbank (Commercial Banks)	27,596	997,432
DaimlerChrysler (Automobiles)	14,809	1,148,875
K&S (Chemicals)	6,112	2,557,890
Merck KGaA (Pharmaceuticals)	7,596	1,080,109
		9,854,193
Ireland 2.6%
Elan (ADR)* (Pharmaceuticals)	42,900	1,127,841
Ryanair Holdings (ADR)* (Airlines)	42,700	1,157,597
		2,285,438

See footnotes on page 28.

Portfolios of Investments (unaudited)
April 30, 2008
Seligman International Growth Fund (continued)

	Shares	Value
Israel 2.0%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	37,000	$1,730,860
Japan 12.6%
Canon (Office Electronics)	16,900	846,234
Honda Motor (Automobiles)	27,900	888,728
Japan Tobacco (Tobacco)	60	291,063
Komatsu (Machinery)	45,400	1,387,755
Mitsubishi UFJ Financial Group (Commercial Banks)	47,700	524,511
Mitsui (Trading Companies and Distributors)	82,000	1,910,953
Mitsui Fudosan (Real Estate Management
and Development)	43,000	1,074,448
Mizuho Financial Group (Commercial Banks)	251	1,304,715
Nintendo (Software)	3,600	1,995,119
Sumitomo Trust and Banking (Commercial Banks)	76,000	678,781
		10,902,307
Luxembourg 0.5%
ArcelorMittal (Metals and Mining)	4,449	393,216
Netherlands 5.3%
ASML Holding* (Semiconductors and
Semiconductor Equipment)	75,576	2,141,040
ASML Holding (Rights)* (Semiconductors and
Semiconductor Equipment)	44,364	—
Unilever (Food Products)	72,586	2,440,159
		4,581,199
Norway 1.7%
Renewable Energy (Electrical Equipment)	31,350	1,059,186
Seadrill* (Energy Equipment and Services)	12,900	390,176
		1,449,362
Russia 0.7%
OAO Gazprom (ADR)† (Energy Equipment and Services)	11,250	597,282
South Africa 1.1%
MTN Group (Wireless Telecommunication Services)	51,608	979,917
South Korea 2.2%
LG Electronics (Household Durables)	6,389	992,784
Samsung Electronics (Semiconductors and
Semiconductor Equipment)	1,315	936,193
		1,928,977
	Shares	Value
Spain 1.1%
Iberdrola Renovables* (Independent Power Producers
and Energy Traders)	126,050	$915,603
Sweden 0.5%
Telefonaktiebolaget LM Ericsson (B Shares)
(Communications Equipment)	151,000	385,388
Switzerland 6.8%
Nestle (Food Products)	4,665	2,234,847
Sonova Holding (Health Care Equipment and Supplies)	295	24,794
UBS (Capital Markets)	45,100	1,516,294
Xstrata (Metals and Mining)	26,394	2,050,088
		5,826,023
United Kingdom 15.5%
3i Group (Capital Markets)	54,816	930,807
ARM Holdings (Semiconductors and
Semiconductor Equipment)	977,130	1,941,686
Autonomy* (Software)	41,166	697,743
British Land (Real Estate Investment Trusts)	35,260	587,651
Carphone Warehouse Group (Specialty Retail)	451,964	2,422,504
easyJet* (Airlines)	126,903	773,559
Eurasion Natural Resources* (Metals and Mining)	27,131	643,469
Kingfisher (Specialty Retail)	363,353	950,187
Man Group (Capital Markets)	257,858	2,950,533
Michael Page International (Commercial Services
and Supplies)	181,146	1,031,560
Smith & Nephew (Health Care Equipment and Supplies)	32,528	421,040
		13,350,739
Total Investments (Cost $79,822,227) 98.2%		84,783,289
Other Assets Less Liabilities 1.8%		1,541,211
Net Assets 100.0%		$86,324,500

* Non-income producing security.
† The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
ADR—American Depositary Receipts.
BDR—Brazilian Depositary Receipts.
GDR—Global Depositary Receipts.
SDR—Swedish Depositary Receipts.
See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
April 30, 2008

				Global
	Emerging	Global	Global Smaller	Technology	International
	Markets Fund	Growth Fund	Companies Fund	Fund	Growth Fund
Assets:
Investments, at value:
Common stocks and warrants	$132,176,110	$39,509,323	$191,713,420	$339,285,930	$84,783,289
Preferred stocks	5,993,358	140,462	—	—	—
Convertible bond	—	—	903,000	—	—
Total investments*	138,169,468	39,649,785	192,616,420	339,285,930	84,783,289
Cash denominated in U.S. dollars	1,509,794	1,286,250	5,521,413	30,626,881	2,238,494
Cash denominated in foreign currencies**	232,547	11	80,295	805,832	281
Receivable for securities sold	847,464	—	2,417,740	13,756,539	3,980,628
Receivable for Capital Stock sold	345,514	37,057	55,053	402,232	117,775
Unrealized appreciation on forward currency contracts	332,839	291	8,528	—	10,177
Dividends receivable	283,739	87,171	530,782	146,571	326,827
Expenses prepaid to shareholder service agent	77,493	21,804	75,046	162,610	43,433
Receivable from Manager (Note 3)	45,418	—	—	—	—
Other	5,838	3,376	23,447	228,172	5,649
Total Assets	141,850,114	41,085,745	201,328,724	385,414,767	91,506,553
Liabilities:
Payable for securities purchased	1,720,664	550,275	3,500,826	21,043,394	4,780,408
Payable for Capital Stock repurchased	242,792	102,954	287,615	1,027,409	83,539
Unrealized depreciation on forward currency contracts	160,248	381	1,743	—	113,400
Management fee payable	138,744	32,463	151,559	291,342	69,266
Distribution and service (12b-1) fees payable	54,539	16,017	56,016	133,060	32,554
Accrued expenses and other	141,791	70,493	160,990	280,595	102,886
Total Liabilities	2,458,778	772,583	4,158,749	22,775,800	5,182,053
Net Assets	$139,391,336	$40,313,162	$197,169,975	$362,638,967	$86,324,500
Composition of Net Assets:
Capital Stock, at par:
Class A	$4,977	$2,468	$6,525	$15,342	$2,767
Class B	455	268	346	947	402
Class C	752	409	457	1,537	534
Class D	2,236	813	2,836	4,120	1,255
Class I	660	160	3,177	n/a	881
Class R	780	20	48	115	39
Additional paid-in capital	93,913,027	75,777,852	201,550,135	740,046,244	82,227,470
Dividends in excess of net investment income (Note 6)	(1,882)	(692)	(795,722)	(2,116)	(148,219)
Undistributed/accumulated net realized gain (loss) on investments (Note 6)	13,056,520	(41,965,187)	4,439,608	(366,273,403)	(635,435)
Net unrealized appreciation (depreciation) of investments and
foreign currency transactions	32,413,811	6,497,051	(8,037,435)	(11,153,819)	4,874,806
Net Assets	$139,391,336	$40,313,162	$197,169,975	$362,638,967	$86,324,500
Net Assets:
Class A	$72,910,429	$24,906,284	$99,106,442	$262,180,873	$42,245,314
Class B	5,878,766	2,433,038	4,433,592	14,138,942	5,333,638
Class C	9,744,186	3,717,380	5,875,014	22,951,913	7,094,059
Class D	29,081,171	7,381,631	36,415,679	61,416,980	16,675,852
Class I	10,406,012	1,679,073	50,615,270	n/a	14,380,822
Class R	11,370,772	195,756	723,978	1,950,259	594,815
Shares of Capital Stock Outstanding:
Class A	4,976,704	2,468,465	6,525,303	15,342,185	2,766,512
Class B	455,492	267,917	346,289	947,131	402,251
Class C	751,689	409,064	456,959	1,536,707	534,272
Class D	2,236,079	812,485	2,836,007	4,120,018	1,255,064
Class I	660,437	160,027	3,176,911	n/a	880,742
Class R	779,934	19,601	48,294	115,406	39,366
Net Asset Value Per Share:
Class A	$14.65	$10.09	$15.19	$17.09	$15.27
Class B	12.91	9.08	12.80	14.93	13.26
Class C	12.96	9.09	12.86	14.94	13.28
Class D	13.01	9.09	12.84	14.91	13.29
Class I	15.76	10.49	15.93	n/a	16.33
Class R	14.58	9.99	14.99	16.90	15.11

* Cost of investments:	$105,922,498	$33,160,634	$200,662,941	$350,452,378	$79,822,227
** Cost of foreign currencies:	$231,826	$11	$78,703	$801,556	$267
See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended April 30, 2008

				Global
	Emerging	Global	Global Smaller	Technology	International
	Markets Fund	Growth Fund	Companies Fund	Fund	Growth Fund
Investment Income:
Dividends	$2,064,132	$293,297	$1,807,527	$871,637	$1,063,422
Interest	13,330	6,072	84,374	149,091	13,984
Total Investment Income*	2,077,462	299,369	1,891,901	1,020,728	1,077,406
Expenses:
Management fee	874,305	203,473	964,878	1,880,264	473,827
Distribution and service (12b-1) fees	341,900	101,829	373,990	865,599	227,644
Shareholder account services	315,439	86,592	293,954	578,699	176,602
Custody and related services	196,097	35,556	142,349	158,805	96,618
Auditing and legal fees	82,811	21,966	51,251	84,264	33,290
Registration	57,126	36,597	50,429	61,238	46,197
Shareholder reports and communications	13,900	8,902	22,000	36,300	11,850
Directors’ fees and expenses	5,313	3,060	7,023	11,437	4,455
Miscellaneous	6,657	3,434	27,253	16,293	5,676
Total Expenses	1,893,548	501,409	1,933,127	3,692,899	1,076,159
Reimbursement from Manager (Note 3)	(100,560)	(26,117)	—	—	—
Total Expenses After Reimbursement	1,792,988	475,292	1,933,127	3,692,899	1,076,159
Net Investment Income (Loss)	284,474	(175,923)	(41,226)	(2,672,171)	1,247
Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments and foreign
currency transactions**	13,084,893	1,134,370	4,965,315	(945,298)	(666,800)
Net change in unrealized appreciation of investments and
foreign currency transactions	(30,082,542)	(7,141,396)	(37,501,858)	(58,132,930)	(20,563,767)
Net Loss on Investments and Foreign Currency Transactions	(16,997,649)	(6,007,026)	(32,536,543)	(59,078,228)	(21,230,567)
Decrease in Net Assets from Operations	$(16,713,175)	$(6,182,949)	$(32,577,769)	$(61,750,399)	$(21,229,320)

* Net of foreign taxes withheld:	$68,195	$12,659	$119,784	$62,049	$63,948
** Net of foreign taxes paid:	$83,915	$ —	$ —	$68,633	$ —
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Emerging		Global		Global Smaller
	Markets Fund		Growth Fund		Companies Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	April 30, 2008	October 31, 2007	April 30, 2008	October 31, 2007	April 30, 2008	October 31, 2007
Operations:
Net investment income (loss)	$284,474	$(1,127,842)	$(175,923)	$(646,622)	$(41,226)	$(715,675)
Net realized gain on investments and foreign
currency transactions	13,084,893	26,674,804	1,134,370	6,124,444	4,965,315	28,104,160
Net change in unrealized appreciation of investments
and foreign currency transactions	(30,082,542)	39,895,714	(7,141,396)	7,196,508	(37,501,858)	7,543,171
Increase (Decrease) in Net Assets from Operations	(16,713,175)	65,442,676	(6,182,949)	12,674,330	(32,577,769)	34,931,656
Distributions to Shareholders:
Net realized short-term gain on investments:
Class A	(4,976,138)	(2,719,635)	—	—	(3,653,972)	(5,868,094)
Class B	(544,513)	(366,055)	—	—	(243,405)	(559,566)
Class C	(664,332)	(324,911)	—	—	(284,220)	(407,691)
Class D	(2,197,462)	(1,092,228)	—	—	(1,547,345)	(2,654,196)
Class I	(649,293)	(378,007)	—	—	(1,602,103)	(561,176)
Class R	(549,569)	(119,611)	—	—	(18,309)	(6,694)
	(9,581,307)	(5,000,447)	—	—	(7,349,354)	(10,057,417)
Net realized long-term gain on investments:
Class A	(6,817,581)	(3,390,788)	—	—	(8,811,767)	(8,780,263)
Class B	(746,072)	(456,369)	—	—	(586,986)	(836,385)
Class C	(910,177)	(405,068)	—	—	(685,413)	(610,040)
Class D	(3,010,664)	(1,361,762)	—	—	(3,731,512)	(3,971,274)
Class I	(889,574)	(471,289)	—	—	(3,863,565)	(839,645)
Class R	(752,945)	(149,127)	—	—	(44,154)	(10,015)
	(13,127,013)	(6,234,403)	—	—	(17,723,397)	(15,047,622)
Decrease in Net Assets from Distributions	(22,708,320)	(11,234,850)	—	—	(25,072,751)	(25,105,039)
Capital Share Transactions:
Net proceeds from sales of shares	22,832,376	27,529,340	3,374,677	1,697,682	7,979,168	61,967,960
Exchanged from associated funds	5,122,779	8,912,091	1,616,373	2,762,415	952,223	2,872,084
Investment of gain distributions	20,904,475	10,071,190	—	—	22,459,437	22,156,123
Total	48,859,630	46,512,621	4,991,050	4,460,097	31,390,828	86,996,167
Cost of shares repurchased	(23,427,055)	(29,586,927)	(4,687,530)	(11,344,634)	(18,163,715)	(43,013,889)
Exchanged into associated funds	(9,301,262)	(7,884,355)	(439,471)	(2,893,651)	(3,210,061)	(5,658,577)
Total	(32,728,317)	(37,471,282)	(5,127,001)	(14,238,285)	(21,373,776)	(48,672,466)
Increase (Decrease) in Net Assets from
Capital Share Transactions	16,131,313	9,041,339	(135,951)	(9,778,188)	10,017,052	38,323,701
Increase (Decrease) in Net Assets	(23,290,182)	63,249,165	(6,318,900)	2,896,142	(47,633,468)	48,150,318
Net Assets:
Beginning of period	162,681,518	99,432,353	46,632,062	43,735,920	244,803,443	196,653,125
End of Period*	$139,391,336	$162,681,518	$40,313,162	$46,632,062	$197,169,975	$244,803,443

* Including dividends in excess of net investment income:	$(1,882)	$(9,414)	$(692)	$(1,117)	$(795,722)	$(533,346)
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Global		International
	Technology Fund		Growth Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30, 2008	October 31, 2007	April 30, 2008	October 31, 2007
Operations:
Net investment income (loss)	$(2,672,171)	$(5,604,665)	$1,247	$(816,665)
Net realized gain (loss) on investments and foreign
currency transactions	(945,298)	75,707,441	(666,800)	23,479,591
Net change in unrealized appreciation of investments
and foreign currency transactions	(58,132,930)	27,623,283	(20,563,767)	12,150,847
Increase (Decrease) in Net Assets from Operations	(61,750,399)	97,726,059	(21,229,320)	34,813,773
Distributions to Shareholders:
Net realized short-term gain on investments:
Class A	—	—	(3,521,326)	—
Class B	—	—	(597,659)	—
Class C	—	—	(627,706)	—
Class D	—	—	(1,509,355)	—
Class I	—	—	(910,398)	—
Class R	—	—	(31,437)	—
	—	—	(7,197,881)	—
Net realized long-term gain on investments:
Class A	—	—	(4,878,218)	—
Class B	—	—	(827,959)	—
Class C	—	—	(869,583)	—
Class D	—	—	(2,090,963)	—
Class I	—	—	(1,261,207)	—
Class R	—	—	(43,549)	—
	—	—	(9,971,479)	—
Decrease in Net Assets from Distributions	—	—	(17,169,360)	—
Capital Share Transactions:
Net proceeds from sales of shares	24,864,457	55,273,555	8,089,290	12,113,369
Exchanged from associated funds	1,112,510	2,127,040	6,759,822	6,173,307
Investment of gain distributions	—	—	12,830,863	—
Total	25,976,967	57,400,595	27,679,975	18,286,676
Cost of shares repurchased	(35,007,907)	(75,460,902)	(14,301,136)	(22,514,159)
Exchanged into associated funds	(6,799,936)	(5,135,391)	(6,867,437)	(5,899,152)
Total	(41,807,843)	(80,596,293)	(21,168,573)	(28,413,311)
Increase (Decrease) in Net Assets from
Capital Share Transactions	(15,830,876)	(23,195,698)	6,511,402	(10,126,635)
Increase (Decrease) in Net Assets	(77,581,275)	74,530,361	(31,887,278)	24,687,138
Net Assets:
Beginning of period	440,220,242	365,689,881	118,211,778	93,524,640
End of Period*	$362,638,967	$440,220,242	$86,324,500	$118,211,778

* Including dividends in excess of net investment income:	$(2,116)	$(1,258)	$(148,219)	$(49,556)
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.

Organization and Multiple Classes of Shares — Seligman Global Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Series consists of five separate Funds: Seligman Emerging Markets Fund (the “Emerging Markets Fund”), Seligman Global Growth Fund (the “Global Growth Fund”), Seligman Global Smaller Companies Fund (the “Global Smaller Companies Fund”), Seligman Global Technology Fund (the “Global Technology Fund”), and Seligman International Growth Fund (the “International Growth Fund”). Through May 16, 2008, each Fund of the Series offered six classes of shares with the exception of Global Technology Fund, which offered five classes of shares (Class I shares are not offered).

Class A shares are subject to a continuing service fee of up to 0.25% on an annual basis and, through January 6, 2008, were sold with an initial sales charge of up to 4.75% (5.75% effective January 7, 2008). Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Effective January 7, 2008, eligible employee benefit plans which have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares and Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Series approved the automatic conversion of all of the Funds’ outstanding Class D shares to Class C shares at their relative net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Funds will no longer offer Class D shares. The conversion did not affect individual shareholder account values.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation and Risk — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors approved fair value procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available or are otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

The following risks apply to some or all of the investments in which the Funds invest. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in emerging market and other smaller foreign companies should be considered speculative. Stocks of large- or small-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value

Notes to Financial Statements (unaudited)

of such stocks may decline and the performance of the Funds investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. To the extent that a Fund has a substantial percentage of its assets exposed to an industry, the Fund’s performance may be negatively affected if that industry falls out of favor.

b.

Foreign Securities — Investments in foreign securities are subject to certain risks, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investments in foreign securities will be traded primarily in foreign currencies, and each Fund may temporarily hold funds in foreign currencies. The books and records of the Series are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

(ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

The Series’ net asset values per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and losses. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

The Series does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

c.

Options — Each Fund is authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no written options for the six months ended April 30, 2008.

d.

Forward Currency Contracts — The Series may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments and foreign currency transactions. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss on investments and foreign currency transactions.

e.

Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended April 30, 2008, distribution and service (12b-1) fees, shareholder account services and registration expenses were class-specific expenses.

f.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividends. Interest income is recorded on an accrual basis.

	g.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

h.

Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized, if any, annually. Withholding taxes on foreign dividends and interest and taxes on the sale of foreign securities have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

On November 1, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109.” FIN 48 requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon their review of tax positions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended April 30, 2008.

3.

Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman Co. Incorporated (the “Manager”) manages the affairs ofthe Series and provides or arranges for the necessary personnel and facilities. The Manager receives a fee, calculated daily and payable monthly, equal to a percentage of each Fund’s average daily net assets. The annual management fee rate with respect to the Emerging Markets Fund is equal to 1.25% of the first $1 billion of the Fund’s average daily net assets, 1.15% of the next $1 billion of the Fund’s average daily net assets, and 1.05% of the Fund’s average daily net assets in excess of $2 billion. The annual management fee rate with respect to the Global Growth Fund and the International Growth Fund is equal to 1.00% on the first $50 million of the Fund’s average daily net assets, 0.95% on the next $1 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets in excess of $1.05 billion. The annual management fee rate with respect to Global Smaller Companies Fund is equal to 1.00% on the first $100 million of the Fund’s average daily net assets, and 0.90% of the

Notes to Financial Statements (unaudited)

Fund’s average daily net assets in excess of $100 million. The annual management fee rate with respect to the Global Technology Fund is equal to 1.00% of the first $2 billion of the Fund’s average daily net assets, 0.95% of the next $2 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets in excess of $4 billion.

The management fees reflected in the Statements of Operations for Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund, Global Technology Fund, and International Growth Fund were 1.25%, 1.00%, 0.95%, 1.00% and 0.98%, respectively, per annum of the average daily net assets of each of the Funds of the Series.

Wellington Management Company, LLP (the “Subadviser”), is the Sub-adviser to the Series and is responsible for furnishing investment advice, research and assistance with respect to Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund and International Growth Fund (the “Subadvised Funds”). Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee for each of the Subadvised Funds determined as follows: for Emerging Markets Fund, the Subadviser receives 0.65% of the Fund’s average daily net assets; for Global Growth Fund and International Growth Fund, the Subadviser receives 0.45% on the first $50 million of each Fund’s average daily net assets and 0.40% of each Fund’s daily net assets in excess of $50 million; for Global Smaller Companies Fund, the Subadviser receives 0.75% on the first $100 million of the Fund’s average daily net assets and 0.65% of the Fund’s average daily net assets in excess of $100 million.

The Manager has contractually undertaken to waive its management fee and/or to reimburse expenses to the extent a Fund’s “other expenses” (other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of average daily net assets of Seligman Emerging Markets Fund, Seligman Global Growth Fund, and Seligman International Growth Fund. These undertakings will remain in effect at least until February 28, 2009. Other fee waiver/expense reimbursement arrangements were in effect prior to these current arrangements.

For the six months ended April 30, 2008, the amount of expenses reimbursed by the Manager and the amount receivable from the Manager at April 30, 2008 were as follows:

		Receivable
Fund	Reimbursements	from Manager
Emerging Markets Fund	$100,560	$45,418
Global Growth Fund	26,117	—

Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager.

For the six months ended April 30, 2008, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of each Fund’s shares and an affiliate of the Manager, received commissions and concessions from sales of Class A shares. Commissions were also paid to dealers for sales of Class A shares as follows:

	Commissions
	and Concessions
	Retained by	Dealer
Fund	Distributor	Commissions
Emerging Markets Fund	$9,563	$44,356
Global Growth Fund	1,031	5,616
Global Smaller Companies Fund	1,209	4,818
Global Technology Fund	26,542	180,877
International Growth Fund	1,243	10,617

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Series monthly pursuant to the Plan. For the six months ended April 30, 2008, fees incurred by the Emerging Markets Fund, the Global Growth Fund, the Global Smaller Companies Fund, the Global Technology Fund, and the International Growth Fund, aggregated $91,562, $30,320, $124,927, $320,167, and $60,135, respectively, or 0.25% per annum of the average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class B, Class C, Class D, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25% in the case of Class R) on an annual basis of such average daily net assets. Such fees are paid monthly by the Series to the Distributor pursuant to the Plan.

For the six months ended April 30, 2008, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, Class D, and 0.50% per annum of the average daily net assets of Class R shares, were as follows:

Fund	Class B	Class C	Class D	Class R
Emerging Markets Fund	$33,687	$46,776	$146,026	$23,849
Global Growth Fund	13,382	18,585	39,402	140
Global Smaller Companies Fund	26,765	32,419	188,449	1,430
Global Technology Fund	98,848	119,060	324,111	3,413
International Growth Fund	34,759	39,664	91,888	1,198

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the six months ended April 30, 2008, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees pursuant to the Plan, as follows:

Distribution and
Fund	Service (12b-1) Fees
Emerging Markets Fund	$7,520
Global Growth Fund	2,296
Global Smaller Companies Fund	7,309
Global Technology Fund	27,899
International Growth Fund	3,258

The Distributor is entitled to retain any CDSC imposed on certain redemptions of shares. For the six months ended April 30, 2008, such charges were as follows:

Fund	Amount
Emerging Markets Fund	$ 3,628
Global Growth Fund	1,117
Global Smaller Companies Fund	4,542
Global Technology Fund	33,762
International Growth Fund	21,674

Notes to Financial Statements (unaudited)

The Distributor has sold its rights to third parties to collect any CDSC imposed on redemptions of Class B shares.

For the six months ended April 30, 2008, Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

Fund	Amount
Emerging Markets Fund	$315,439
Global Growth Fund	86,592
Global Smaller Companies Fund	293,954
Global Technology Fund	578,699
International Growth Fund	176,602

These charges are determined in accordance with a methodology approved by the Series directors. Class I shares receive more limited shareholder services than the Funds’ other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

For each Fund, costs of Seligman Data Corp. directly attributable to the Retail Classes were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their relative net asset values, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2019, respectively. The obligation of the Series to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of April 30, 2008, the Series’ potential obligation under the Guaranties is $1,789,400. As of April 30, 2008, no event has occurred which would result in the Series becoming liable to make any payment under the Guaranties. Each Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to each Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Series or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/losses accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at April 30, 2008, are included in accrued expenses and other liabilities as follows:

Fund	Amount
Emerging Markets Fund	$1,127
Global Growth Fund	780
Global Smaller Companies Fund	1,603
Global Technology Fund	2,116
International Growth Fund	1,035
Deferred fees and related accrued earnings are not deductible by the Series for federal income tax purposes until such amounts are paid.

4.

Committed Line of Credit — The Series is a participant in a joint $200 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Fund’s borrowings have been limited to 10% of its total assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2009, but is renewable annually with the consent of the participating banks. For the six months ended April 30, 2008, the Series did not borrow from the credit facility.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding options and short-term investments, for the six months ended April 30, 2008, were as follows:

Fund	Purchases	Sales
Emerging Markets Fund	$88,524,700	$95,891,339
Global Growth Fund	15,037,244	14,616,738
Global Smaller Companies Fund	87,360,315	96,938,154
Global Technology Fund	327,111,807	336,866,430
International Growth Fund	145,854,033	157,232,678

6.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of each Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended April 30, 2008, and will vary from the final tax information as of the Series’ year end.

At April 30, 2008, the tax basis cost of investments for federal income tax purposes for each Fund was as follows:

Tax Basis
Fund	Cost
Emerging Markets Fund	$106,174,360
Global Growth Fund	33,167,560
Global Smaller Companies Fund	203,531,643
Global Technology Fund	352,037,782
International Growth Fund	80,780,795

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

Notes to Financial Statements (unaudited)

The tax basis components of accumulated earnings (losses) at April 30, 2008 are presented below. Undistributed ordinary income primarily consists of net short-term capital gains.

			Global Smaller	Global
	Emerging	Global	Companies	Technology	International
	Markets Fund	Growth Fund	Fund	Fund	Growth Fund
Gross unrealized appreciation
of portfolio securities*	$38,070,781	$7,940,562	$20,642,316	$14,585,209	$8,118,669
Gross unrealized depreciation
of portfolio securities*	(6,075,673)	(1,458,337)	(31,557,539)	(27,337,061)	(4,116,175)
Net unrealized appreciation (depreciation)
of portfolio securities*	31,995,108	6,482,225	(10,915,223)	(12,751,852)	4,002,494
Net unrealized appreciation/depreciation
of foreign currencies and
forward currency contracts	(1,635)	7,990	2,305	12,629	16,966
Undistributed ordinary income	1,110,332	—	733,238	—	—
Capital loss carryforwards	—	(43,094,430)	—	(364,021,664)	—
Current period net realized gains (losses)	12,366,192	1,136,170	5,787,737	(666,335)	278,143
Total accumulated earnings (losses)	$45,469,997	$(35,468,045)	$(4,391,943)	$(377,427,222)	$4,297,603

*Includes the effects of foreign currency translations.

At October 31, 2007, the Funds listed below had net capital loss carryforwards for federal income tax purposes, which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that the Funds will be able to utilize all of their capital loss carryforwards before they expire. These capital loss carryforwards expire in amounts and fiscal years as follows:

		Global
Fiscal	Global	Technology
Year	Growth Fund	Fund
2009	$16,729,539	$153,656,658
2010	26,311,335	193,291,796
2011	53,556	17,073,210
Total	$43,094,430	$364,021,664

The tax characterization of distributions paid for the six months ended April 30, 2008, were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
Emerging Markets Fund	$9,581,307	$13,127,013
Global Smaller Companies Fund	7,349,354	17,723,397
International Growth Fund	7,197,881	9,971,479

7.	Outstanding Forward Currency Contracts — At April 30, 2008, the Funds had outstanding forward currency contracts to purchase or sell foreign currencies as follows:

					Unrealized
	Foreign	In Exchange	Settlement		Appreciation
Contract	Currency	For US$	Date	Value US$	(Depreciation)
Emerging Markets Fund
Bought:
Turkish lira	25,489,977	344,267	5/1/08	348,397	$4,130
Hungarian forints	25,489,977	156,936	5/6/08	157,691	755
Hungarian forints	14,648,000	80,830	2/19/09	86,611	5,781
					$10,666
Sold:
Hong Kong dollars	284,147	36,466	5/2/08	36,461	$5
Hong Kong dollars	717,676	92,069	5/5/08	92,091	(22)
South Korean won	4,370,011,000	4,676,810	7/18/08	4,354,642	322,168
South African rand	20,663,000	2,522,493	10/6/08	2,625,070	(102,577)
Hungarian forints	94,682,000	502,185	2/19/09	559,834	(57,649)
					$161,925

Notes to Financial Statements (unaudited)

					Unrealized
	Foreign	In Exchange	Settlement		Appreciation
Contract	Currency	For US$	Date	Value US$	(Depreciation)
Global Growth Fund
Bought:
Euros	129,142	202,030	5/2/08	201,649	$(381)
Euros	42,320	65,862	5/5/08	66,080	218
Euros	25,955	40,454	5/6/08	40,527	73
					$(90)
Global Smaller Companies Fund
Bought:
Australian dollars	152,074	142,597	5/1/08	143,482	$885
Canadian dollars	81,840	80,842	5/1/08	81,263	421
Japanese yen	44,539,655	426,539	5/1/08	428,328	1,789
New Zealand dollars	42,031	32,998	5/1/08	32,848	(150)
Australian dollars	6,140	5,720	5/2/08	5,793	73
Euros	62,929	98,446	5/2/08	98,261	(185)
Japanese yen	87,851,826	841,396	5/2/08	844,851	3,455
Swedish krona	93,033	15,546	5/2/08	15,539	(7)
Australian dollars	17,420	16,303	5/5/08	16,436	133
Canadian dollars	309,766	307,521	5/5/08	307,582	61
Norweigan krone	123,167	23,913	5/5/08	24,202	289
Japanese yen	59,473,076	570,521	5/7/08	571,939	1,418
					$8,182
Sold:
Hong Kong dollars	259,197	33,264	5/2/08	33,260	$4
Swiss francs	384,775	370,774	5/5/08	371,350	(576)
Euros	1,139	1,772	5/5/08	1,778	(6)
Swedish krona	355,309	59,101	5/5/08	59,348	(247)
British pounds	153,885	305,397	5/6/08	305,969	(572)
					$(1,397)
International Growth Fund
Bought:
British pounds	37,472	74,629	5/1/08	74,506	$(123)
Japanese yen	56,929,878	545,196	5/1/08	547,482	2,286
Euros	309,862	484,748	5/2/08	483,835	(913)
Japanese yen	93,482,184	895,320	5/2/08	898,997	3,677
Euros	193,415	301,014	5/5/08	302,008	994
Norweigan krone	900,134	176,229	5/6/08	176,877	648
Swedish krona	2,292,732	383,313	5/6/08	382,958	(355)
Japanese yen	30,680,566	294,316	5/7/08	295,048	732
South African rand	950,885	124,914	5/7/08	125,749	835
South African rand	970,580	127,564	5/8/08	128,354	790
Euros	1,316,000	2,062,255	6/5/08	2,051,726	(10,529)
Euros	1,313,000	2,080,500	6/5/08	2,047,048	(33,452)
					$(35,410)
Sold:
Swiss francs	37,226	35,934	5/2/08	35,928	$6
Danish krone	664,219	139,195	5/2/08	138,986	209
British pounds	211,567	416,339	5/2/08	420,660	(4,321)
Swiss francs	31,197	30,062	5/5/08	30,108	(46)
Danish krone	682,988	142,414	5/5/08	142,913	(499)
Swedish krona	2,519,336	419,060	5/5/08	420,808	(1,748)
Swiss francs	132,701	127,550	5/6/08	128,071	(521)

Notes to Financial Statements (unaudited)

					Unrealized
	Foreign	In Exchange	Settlement		Appreciation
Contract	Currency	For US$	Date	Value US$	(Depreciation)
International Growth Fund (continued)
Sold:
Euros	186,994	291,453	5/6/08	291,982	$(529)
British pounds	147,506	292,737	5/6/08	293,286	(549)
Euros	1,315,000	2,020,905	6/5/08	2,050,166	(29,261)
Euros	1,314,000	2,018,054	6/5/08	2,048,608	(30,554)
					$(67,813)

8.

Capital Share Transactions — The Series has 2,000,000,000 shares of Capital Stock authorized. The Board of Directors of the Series, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. At April 30, 2008, 400,000,000 shares were authorized for each Fund of the Series, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

Emerging Markets Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007		April 30, 2008		October 31, 2007
Class A					Class B
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	679,793	$9,926,201	780,036	$11,131,911	21,135	$251,175	37,195	$475,719
Exchanged from associated funds	236,278	3,502,316	379,059	5,465,656	32,731	462,849	69,136	917,575
Investment of gain distributions	659,058	10,129,722	431,184	5,057,797	90,204	1,224,967	72,521	771,619
Conversion from Class B*	44,732	626,205	79,660	1,165,338	—	—	—	—
Total	1,619,861	24,184,444	1,669,939	22,820,702	144,070	1,938,991	178,852	2,164,913
Cost of shares repurchased	(758,446)	(10,895,429)	(1,073,114)	(15,442,473)	(52,808)	(709,424)	(115,446)	(1,457,760)
Exchanged into associated funds	(473,952)	(6,828,358)	(405,056)	(5,413,847)	(94,695)	(1,156,851)	(62,037)	(727,767)
Conversion to Class A*	—	—	—	—	(50,710)	(626,205)	(88,089)	(1,165,338)
Total	(1,232,398)	(17,723,787)	(1,478,170)	(20,856,320)	(198,213)	(2,492,480)	(265,572)	(3,350,865)
Increase (decrease)	387,463	$6,460,657	191,769	$1,964,382	(54,143)	$(553,489)	(86,720)	$(1,185,952)
Class C					Class D
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	97,476	$1,265,781	135,219	$1,703,646	335,882	$4,317,583	588,308	$7,479,540
Exchanged from associated funds	33,240	435,462	47,816	642,231	55,692	722,126	141,515	1,886,629
Investment of gain distributions	113,159	1,543,482	65,591	700,514	378,383	5,164,923	226,689	2,423,309
Total	243,875	3,244,725	248,626	3,046,391	769,957	10,204,632	956,512	11,789,478
Cost of shares repurchased	(57,247)	(740,870)	(104,321)	(1,280,590)	(515,720)	(6,773,681)	(591,903)	(7,729,622)
Exchanged into associated funds	(45,947)	(562,869)	(58,450)	(687,444)	(59,151)	(747,457)	(84,962)	(1,055,281)
Total	(103,194)	(1,303,739)	(162,771)	(1,968,034)	(574,871)	(7,521,138)	(676,865)	(8,784,903)
Increase	140,681	$1,940,986	85,855	$1,078,357	195,086	$2,683,494	279,647	$3,004,575
Class I					Class R
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	68,032	$1,039,585	116,909	$1,756,303	415,145	$6,032,051	324,602	$4,982,221
Exchanged from associated funds	—	—	—	—	2	26	—	—
Investment of gain distributions	93,321	1,538,867	68,602	849,295	85,411	1,302,514	23,001	268,656
Total	161,353	2,578,452	185,511	2,605,598	500,558	7,334,591	347,603	5,250,877
Cost of shares repurchased	(97,234)	(1,453,995)	(197,520)	(2,837,409)	(197,448)	(2,853,656)	(59,341)	(839,073)
Exchanged into associated funds	—	—	—	—	(384)	(5,727)	(1)	(16)
Total	(97,234)	(1,453,995)	(197,520)	(2,837,409)	(197,832)	(2,859,383)	(59,342)	(839,089)
Increase (decrease)	64,119	$1,124,457	(12,009)	$(231,811)	302,726	$4,475,208	288,261	$4,411,788

See footnote on page 43.

Notes to Financial Statements (unaudited)

Global Growth Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007		April 30, 2008		October 31, 2007
Class A					Class B
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	223,184	$2,200,909	83,079	$807,445	31,946	$280,549	15,757	$134,337
Exchanged from associated funds	69,347	695,451	234,859	2,097,922	15,386	146,157	19,485	171,749
Conversion from Class B*	44,315	446,061	47,449	470,357	—	—	—	—
Total	336,846	3,342,421	365,387	3,375,724	47,332	426,706	35,242	306,086
Cost of shares repurchased	(291,580)	(2,922,102)	(622,060)	(5,833,004)	(43,136)	(388,312)	(119,954)	(1,018,913)
Exchanged into associated funds	(17,481)	(171,741)	(267,392)	(2,406,134)	(2,697)	(23,609)	(6,153)	(50,969)
Conversion to Class A*	—	—	—	—	(49,160)	(446,061)	(52,239)	(470,357)
Total	(309,061)	(3,093,843)	(889,452)	(8,239,138)	(94,993)	(857,982)	(178,346)	(1,540,239)
Increase (decrease)	27,785	$248,578	(524,065)	$(4,863,414)	(47,661)	$(431,276)	(143,104)	$(1,234,153)
Class C					Class D
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	28,682	$275,067	23,114	$197,495	26,173	$238,102	44,818	$388,278
Exchanged from associated funds	41,148	392,334	37,932	360,197	40,937	382,431	14,292	132,547
Total	69,830	667,401	61,046	557,692	67,110	620,533	59,110	520,825
Cost of shares repurchased	(15,962)	(142,576)	(80,149)	(690,104)	(118,214)	(1,060,390)	(276,351)	(2,334,767)
Exchanged into associated funds	(18,722)	(166,201)	(11,849)	(99,212)	(8,930)	(77,920)	(40,155)	(337,336)
Total	(34,684)	(308,777)	(91,998)	(789,316)	(127,144)	(1,138,310)	(316,506)	(2,672,103)
Increase (decrease)	35,146	$358,624	(30,952)	$(231,624)	(60,034)	$(517,777)	(257,396)	$(2,151,278)
Class I					Class R
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	20,277	$217,770	16,961	$169,512	17,089	$162,280	68	$615
Cost of shares repurchased	(17,018)	(174,150)	(158,171)	(1,466,130)	—	—	(196)	(1,716)
Increase (decrease)	3,259	$43,620	(141,210)	$(1,296,618)	17,089	$162,280	(128)	$(1,101)

See footnote on page 43.

Notes to Financial Statements (unaudited)

Global Smaller Companies Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007		April 30, 2008		October 31, 2007
Class A					Class B
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	275,089	$4,274,427	548,297	$9,811,660	7,689	$99,899	19,834	$308,702
Exchanged from associated funds	42,478	656,518	61,034	1,108,343	405	4,945	9,325	146,486
Investment of gain distributions	613,124	10,226,911	737,084	12,206,102	53,776	758,776	89,572	1,288,046
Conversion from Class B*	44,382	664,650	99,703	1,800,388	—	—	—	—
Total	975,073	15,822,506	1,446,118	24,926,493	61,870	863,620	118,731	1,743,234
Cost of shares repurchased	(762,693)	(11,435,158)	(1,230,182)	(22,442,552)	(67,531)	(856,627)	(160,704)	(2,514,059)
Exchanged into associated funds	(110,256)	(1,659,035)	(143,768)	(2,551,977)	(23,962)	(296,330)	(21,135)	(327,331)
Conversion to Class A*	—	—	—	—	(52,544)	(664,650)	(115,053)	(1,800,388)
Total	(872,949)	(13,094,193)	(1,373,950)	(24,994,529)	(144,037)	(1,817,607)	(296,892)	(4,641,778)
Increase (decrease)	102,124	$2,728,313	72,168	$(68,036)	(82,167)	$(953,987)	(178,161)	$(2,898,544)
Class C					Class D
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	23,335	$324,408	86,075	$1,319,673	117,487	$1,513,133	195,303	$3,068,684
Exchanged from associated funds	2,540	36,433	67,811	1,087,918	19,349	246,418	32,360	526,968
Investment of gain distributions	66,386	940,688	68,354	987,038	353,860	5,007,122	433,939	6,257,407
Total	92,261	1,301,529	222,240	3,394,629	490,696	6,766,673	661,602	9,853,059
Cost of shares repurchased	(81,285)	(1,046,026)	(112,052)	(1,782,863)	(331,525)	(4,196,270)	(711,639)	(11,195,008)
Exchanged into associated funds	(50,720)	(669,618)	(55,106)	(871,280)	(44,306)	(578,183)	(123,552)	(1,900,042)
Total	(132,005)	(1,715,644)	(167,158)	(2,654,143)	(375,831)	(4,774,453)	(835,191)	(13,095,050)
Increase (decrease)	(39,744)	$(414,115)	55,082	$740,486	114,865	$1,992,220	(173,589)	$(3,241,991)
Class I					Class R
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	97,622	$1,563,282	2,388,713	$47,000,062	14,215	$204,019	24,459	$459,179
Exchanged from associated funds	—	—	—	—	528	7,909	124	2,369
Investment of gain distributions	313,093	5,463,477	81,680	1,400,822	3,788	62,463	1,017	16,708
Total	410,715	7,026,759	2,470,393	48,400,884	18,531	274,391	25,600	478,256
Cost of shares repurchased	(37,903)	(602,971)	(265,961)	(5,074,131)	(1,839)	(26,663)	(274)	(5,276)
Exchanged into associated funds	—	—	—	—	(464)	(6,895)	(472)	(7,947)
Total	(37,903)	(602,971)	(265,961)	(5,074,131)	(2,303)	(33,558)	(746)	(13,223)
Increase	372,812	$6,423,788	2,204,432	$43,326,753	16,228	$240,833	24,854	$465,033

See footnote on page 43.

Notes to Financial Statements (unaudited)

Global Technology Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007		April 30, 2008		October 31, 2007
Class A					Class B
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,046,250	$18,837,106	2,145,693	$37,663,804	45,309	$695,109	144,040	$2,193,119
Exchanged from associated funds	42,471	735,153	65,684	1,145,278	1,264	20,577	20,394	316,476
Conversion from Class B*	569,081	9,073,555	288,597	5,291,937	—	—	—	—
Total	1,657,802	28,645,814	2,499,974	44,101,019	46,573	715,686	164,434	2,509,595
Cost of shares repurchased	(1,439,514)	(24,323,275)	(2,956,618)	(50,405,265)	(129,435)	(2,018,799)	(527,066)	(7,956,651)
Exchanged into associated funds	(274,453)	(4,664,854)	(172,509)	(2,923,617)	(17,159)	(266,668)	(42,460)	(629,373)
Conversion to Class A*	—	—	—	—	(608,360)	(9,073,555)	(328,427)	(5,291,937)
Total	(1,713,967)	(28,988,129)	(3,129,127)	(53,328,882)	(754,954)	(11,359,022)	(897,953)	(13,877,961)
Decrease	(56,165)	$(342,315)	(629,153)	$(9,227,863)	(708,381)	$(10,643,336)	(733,519)	$(11,368,366)
Class C					Class D
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	126,363	$1,979,951	413,683	$6,316,564	134,248	$2,081,439	526,823	$8,251,758
Exchanged from associated funds	12,540	193,171	24,462	382,806	10,703	163,609	18,882	282,480
Total	138,903	2,173,122	438,145	6,699,370	144,951	2,245,048	545,705	8,534,238
Cost of shares repurchased	(164,228)	(2,487,447)	(294,811)	(4,448,068)	(383,358)	(5,735,110)	(824,408)	(12,398,282)
Exchanged into associated funds	(27,320)	(404,773)	(33,600)	(486,067)	(100,965)	(1,463,641)	(73,391)	(1,096,334)
Total	(191,548)	(2,892,220)	(328,411)	(4,934,135)	(484,323)	(7,198,751)	(897,799)	(13,494,616)
Increase (decrease)	(52,645)	$(719,098)	109,734	$1,765,235	(339,372)	$(4,953,703)	(352,094)	$(4,960,378)
Class R
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	75,899	$1,270,852	48,031	$848,310
Cost of shares repurchased	(25,853)	(443,276)	(14,827)	(252,636)
Increase	50,046	$827,576	33,204	$595,674

See footnote on page 43.

Notes to Financial Statements (unaudited)

International Growth Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007		April 30, 2008		October 31, 2007
Class A					Class B
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	239,820	$3,878,227	277,635	$4,967,857	9,389	$129,566	30,026	$466,736
Exchanged from associated funds	192,844	3,123,838	205,994	3,459,594	16,531	240,476	45,598	711,148
Investment of gain distributions	368,363	6,560,541	—	—	87,561	1,358,078	—	—
Conversion from Class B*	26,373	412,314	36,239	684,407	—	—	—	—
Total	827,400	13,974,920	519,868	9,111,858	113,481	1,728,120	75,624	1,177,884
Cost of shares repurchased	(552,831)	(8,621,187)	(597,730)	(10,741,794)	(58,220)	(808,309)	(97,009)	(1,524,607)
Exchanged into associated funds	(250,602)	(3,941,038)	(207,735)	(3,448,011)	(92,358)	(1,226,927)	(30,076)	(469,086)
Conversion to Class A*	—	—	—	—	(30,326)	(412,314)	(40,606)	(684,407)
Total	(803,433)	(12,562,225)	(805,465)	(14,189,805)	(180,904)	(2,447,550)	(167,691)	(2,678,100)
Increase (decrease)	23,967	$1,412,695	(285,597)	$(5,077,947)	(67,423)	$(719,430)	(92,067)	$(1,500,216)
Class C					Class D
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	46,554	$664,454	101,336	$1,601,391	125,887	$1,782,983	193,531	$3,069,770
Exchanged from associated funds	43,723	641,601	67,867	1,063,548	40,167	582,114	59,796	936,427
Investment of gain distributions	82,529	1,282,506	—	—	228,601	3,554,753	—	—
Total	172,806	2,588,561	169,203	2,664,939	394,655	5,919,850	253,327	4,006,197
Cost of shares repurchased	(97,767)	(1,362,967)	(133,043)	(2,073,258)	(223,229)	(3,021,450)	(399,031)	(6,251,877)
Exchanged into associated funds	(30,666)	(401,076)	(40,192)	(616,784)	(89,526)	(1,276,361)	(85,937)	(1,360,222)
Total	(128,433)	(1,764,043)	(173,235)	(2,690,042)	(312,755)	(4,297,811)	(484,968)	(7,612,099)
Increase (decrease)	44,373	$824,518	(4,032)	$(25,103)	81,900	$1,622,039	(231,641)	$(3,605,902)
Class I					Class R
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	83,834	$1,425,174	93,533	$1,734,100	13,934	$208,886	15,288	$273,515
Exchanged from associated funds	114,415	2,171,605	—	—	13	188	140	2,590
Investment of gain distributions	—	—	—	—	4,251	74,985	—	—
Total	198,249	3,596,779	93,533	1,734,100	18,198	284,059	15,428	276,105
Cost of shares repurchased	(26,227)	(456,071)	(102,735)	(1,918,723)	(2,003)	(31,152)	(206)	(3,900)
Exchanged into associated funds	—	—	—	—	(1,349)	(22,035)	(306)	(5,049)
Total	(26,227)	(456,071)	(102,735)	(1,918,723)	(3,352)	(53,187)	(512)	(8,949)
Increase (decrease)	172,022	$3,140,708	(9,202)	$(184,623)	14,846	$230,872	14,916	$267,156

* Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited)

9.

Other Matters — In late 2003, the Manager conducted an extensive internal review concerning mutual fund trading practices. The Manager’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by the Manager (the “Seligman Funds”); this arrangement was in the process of being closed down by the Manager before September 2003. The Manager identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, the Manager, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. The Manager also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the “SEC”) and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor relating to frequent trading in the Seligman Funds. The Manager responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that the Manager had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against the Manager, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by the Manager is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by the Manager to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by the Manager and not by the Seligman Funds. If the NYAG obtains injunctive relief, the Manager and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies.

The Manager does not believe that the foregoing legal action or other possible actions will have a material adverse impact on the Manager or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

10.

Recently Issued Accounting Pronouncements — In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Funds are currently evaluating the impact of the adoption of SFAS No. 157 but believes the impact will be limited to expanded disclosures in the Funds’ financial statements.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. SFAS No. 161 is effective for fiscal years beginning after November 15, 2008. The Funds are currently evaluating the impact of the adoption of SFAS No. 161 on the Funds’ financial statements and related disclosures.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each of the Fund’s Classes for the periods presented. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

Emerging Markets Fund
CLASS A
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$19.02	$12.62	$10.19	$7.67	$6.47	$4.34
Income (Loss) from Investment Operations:
Net investment income (loss)	0.05	(0.10)	(0.03)	(0.01)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions***	(1.84)	7.89	3.18	2.53	1.24	2.19
Total from Investment Operations	(1.79)	7.79	3.15	2.52	1.20	2.13
Less Distributions:
Distributions from net realized capital gain	(2.58)	(1.39)	(0.72)	—	—	—
Net Asset Value, End of Period	$14.65	$19.02	$12.62	$10.19	$7.67	$6.47
Total Return	(10.04)%	68.61%	32.80%	32.86%	18.55%	49.08%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$72,910	$87,269	$55,515	$48,276	$34,066	$34,744
Ratio of expenses to average net assets	2.35%†	2.35%	2.35%	2.58%	3.03%	3.61%
Ratio of net investment income (loss) to average net assets	0.63%†	(0.74)%	(0.29)%	(0.08)%	(0.53)%	(1.20)%
Portfolio turnover rate	62.11%	106.56%	110.49%	129.33%	106.84%	251.65%
Without expense reimbursementø:
Ratio of expenses to average net assets	2.50%†	2.45%	2.46%	2.78%
Ratio of net investment income (loss) to average net assets	0.48%†	(0.84)%	(0.40)%	(0.28)%

CLASS B
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$17.13	$11.58	$9.47	$7.19	$6.11	$4.13
Income (Loss) from Investment Operations:
Net investment loss	(0.01)	(0.19)	(0.11)	(0.07)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions***	(1.63)	7.13	2.94	2.35	1.17	2.07
Total from Investment Operations	(1.64)	6.94	2.83	2.28	1.08	1.98
Less Distributions:
Distributions from net realized capital gain	(2.58)	(1.39)	(0.72)	—	—	—
Net Asset Value, End of Period	$12.91	$17.13	$11.58	$9.47	$7.19	$6.11
Total Return	(10.31)%	67.30%	31.85%	31.71%	17.68%	47.94%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,879	$8,732	$6,908	$6,317	$7,847	$8,885
Ratio of expenses to average net assets	3.10%†	3.10%	3.10%	3.33%	3.78%	4.36%
Ratio of net investment loss to average net assets	(0.12)%†	(1.49)%	(1.04)%	(0.83)%	(1.28)%	(1.95)%
Portfolio turnover rate	62.11%	106.56%	110.49%	129.33%	106.84%	251.65%
Without expense reimbursementø:
Ratio of expenses to average net assets	3.25%†	3.20%	3.21%	3.53%
Ratio of net investment loss to average net assets	(0.27)%†	(1.59)%	(1.15)%	(1.03)%

See footnotes on page 59.

Financial Highlights (unaudited)

Emerging Markets Fund (continued)
CLASS C
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$17.20	$11.62	$9.50	$7.20	$6.12	$4.13
Income (Loss) from Investment Operations:
Net investment loss	(0.01)	(0.19)	(0.11)	(0.07)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions***	(1.65)	7.16	2.95	2.37	1.17	2.08
Total from Investment Operations	(1.66)	6.97	2.84	2.30	1.08	1.99
Less Distributions:
Distributions from net realized capital gain	(2.58)	(1.39)	(0.72)	—	—	—
Net Asset Value, End of Period	$12.96	$17.20	$11.62	$9.50	$7.20	$6.12
Total Return	(10.39)%	67.33%	31.85%	31.94%	17.65%	48.18%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$9,744	$10,507	$6,101	$4,053	$2,243	$1,868
Ratio of expenses to average net assets	3.10%†	3.10%	3.10%	3.33%	3.78%	4.36%
Ratio of net investment loss to average net assets	(0.12)%†	(1.49)%	(1.04)%	(0.83)%	(1.28)%	(1.95)%
Portfolio turnover rate	62.11%	106.56%	110.49%	129.33%	106.84%	251.65%
Without expense reimbursementø:
Ratio of expenses to average net assets	3.25%†	3.20%	3.21%	3.53%
Ratio of net investment loss to average net assets	(0.27)%†	(1.59)%	(1.15)%	(1.03)%

CLASS D
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$17.20	$11.62	$9.50	$7.20	$6.11	$4.13
Income (Loss) from Investment Operations:
Net investment loss	(0.01)	(0.19)	(0.11)	(0.07)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions***	(1.60)	7.16	2.95	2.37	1.18	2.07
Total from Investment Operations	(1.61)	6.97	2.84	2.30	1.09	1.98
Less Distributions:
Distributions from net realized capital gain	(2.58)	(1.39)	(0.72)	—	—	—
Net Asset Value, End of Period	$13.01	$17.20	$11.62	$9.50	$7.20	$6.11
Total Return	(10.06)%	67.31%	31.85%	31.94%	17.84%	47.94%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$29,081	$35,113	$20,471	$13,459	$10,684	$8,551
Ratio of expenses to average net assets	3.10%†	3.10%	3.10%	3.33%	3.78%	4.36%
Ratio of net investment loss to average net assets	(0.12)%†	(1.49)%	(1.04)%	(0.83)%	(1.28)%	(1.95)%
Portfolio turnover rate	62.11%	106.56%	110.49%	129.33%	106.84%	251.65%
Without expense reimbursementø:
Ratio of expenses to average net assets	3.25%†	3.20%	3.21%	3.53%
Ratio of net investment loss to average net assets	(0.27)%†	(1.59)%	(1.15)%	(1.03)%

See footnotes on page 59.

Financial Highlights (unaudited)

Emerging Markets Fund (continued)
CLASS I
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$20.20	$13.25	$10.60	$7.92	$6.61	$4.37
Income (Loss) from Investment Operations:
Net investment income (loss)	0.09	(0.02)	0.04	0.06	0.05	—**
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(1.95)	8.36	3.33	2.62	1.26	2.24
Total from Investment Operations	(1.86)	8.34	3.37	2.68	1.31	2.24
Less Distributions:
Distributions from net realized capital gain	(2.58)	(1.39)	(0.72)	—	—	—
Net Asset Value, End of Period	$15.76	$20.20	$13.25	$10.60	$7.92	$6.61
Total Return	(9.77)%	69.61%	33.66%	33.84%	19.82%	51.26%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$10,406	$12,043	$8,060	$6,470	$4,836	$3,444
Ratio of expenses to average net assets	1.76%†	1.72%	1.73%	1.89%	1.87%	2.35%
Ratio of net investment income (loss) to average net assets	1.21%†	(0.11)%	0.34%	0.62%	0.63%	0.06%
Portfolio turnover rate	62.11%	106.56%	110.49%	129.33%	106.84%	251.65%

CLASS R
	Six Months					4/30/03*
	Ended	Year Ended October 31,				to
	4/30/08	2007	2006	2005	2004	10/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$18.90	$12.58	$10.17	$7.67	$6.47	$4.58
Income (Loss) from Investment Operations:
Net investment income (loss)	0.03	(0.14)	(0.06)	(0.03)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(1.77)	7.85	3.19	2.53	1.26	1.94
Total from Investment Operations	(1.74)	7.71	3.13	2.50	1.20	1.89
Less Distributions:
Distributions from net realized capital gain	(2.58)	(1.39)	(0.72)	—	—	—
Net Asset Value, End of Period	$14.58	$18.90	$12.58	$10.17	$7.67	$6.47
Total Return	(9.80)%	68.16%	32.66%	32.59%	18.55%	41.27%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$11,371	$9,018	$2,377	$708	$174	$2
Ratio of expenses to average net assets	2.60%†	2.60%	2.60%	2.83%	3.27%	3.94%†
Ratio of net investment income (loss) to average net assets	0.38%†	(0.99)%	(0.54)%	(0.33)%	(0.78)%	(1.88)%†
Portfolio turnover rate	62.11%	106.56%	110.49%	129.33%	106.84%	251.65%††
Without expense reimbursementø:
Ratio of expenses to average net assets	2.75%†	2.70%	2.71%	3.03%
Ratio of net investment income (loss) to average net assets	0.23%†	(1.09)%	(0.65)%	(0.53)%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Growth Fund
CLASS A
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$11.61	$8.59	$7.39	$7.31	$6.21		$5.18
Income (Loss) from Investment Operations:
Net investment loss	(0.03)	(0.12)	(0.08)	(0.03)	(0.08)		(0.02)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(1.49)	3.14	1.28	0.11	1.18		1.05
Total from Investment Operations	(1.52)	3.02	1.20	0.08	1.10		1.03
Net Asset Value, End of Period	$10.09	$11.61	$8.59	$7.39	$7.31		$6.21
Total Return	(13.09)%	35.16%	16.24%	1.09%	17.71	% øø	19.88%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$24,906	$28,330	$25,477	$25,951	$31,668		$30,938
Ratio of expenses to average net assets	2.10%†	2.10%	2.10%	2.10%	2.30%		2.39%
Ratio of net investment loss to average net assets	(0.63)%†	(1.31)%	(0.97)%	(0.40)%	(1.17)%		(0.32)%
Portfolio turnover rate	35.91%	86.05%	127.09%	269.07%	270.63%		251.04%
Without expense reimbursementø:
Ratio of expenses to average net assets	2.23%†	2.31%	2.26%	2.31%
Ratio of net investment loss to average net assets	(0.76)%†	(1.52)%	(1.13)%	(0.61)%

CLASS B
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$10.49	$7.82	$6.77	$6.75	$5.78		$4.86
Income (Loss) from Investment Operations:
Net investment loss	(0.06)	(0.18)	(0.13)	(0.08)	(0.12)		(0.06)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(1.35)	2.85	1.18	0.10	1.09		0.98
Total from Investment Operations	(1.41)	2.67	1.05	0.02	0.97		0.92
Net Asset Value, End of Period	$9.08	$10.49	$7.82	$6.77	$6.75		$5.78
Total Return	(13.44)%	34.14%	15.51%	0.30%	16.78	% øø	18.93%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,433	$3,309	$3,588	$5,800	$9,849		$12,191
Ratio of expenses to average net assets	2.85%†	2.85%	2.85%	2.85%	3.05%		3.15%
Ratio of net investment loss to average net assets	(1.38)%†	(2.06)%	(1.72)%	(1.15)%	(1.92)%		(1.08)%
Portfolio turnover rate	35.91%	86.05%	127.09%	269.07%	270.63%		251.04%
Without expense reimbursementø:
Ratio of expenses to average net assets	2.98%†	3.06%	3.01%	3.06%
Ratio of net investment loss to average net assets	(1.51)%†	(2.27)%	(1.88)%	(1.36)%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Growth Fund (continued)
CLASS C
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$10.49	$7.83	$6.78	$6.76	$5.79		$4.87
Income (Loss) from Investment Operations:
Net investment loss	(0.06)	(0.18)	(0.13)	(0.08)	(0.12)		(0.06)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(1.34)	2.84	1.18	0.10	1.09		0.98
Total from Investment Operations	(1.40)	2.66	1.05	0.02	0.97		0.92
Net Asset Value, End of Period	$9.09	$10.49	$7.83	$6.78	$6.76		$5.79
Total Return	(13.35)%	33.97%	15.49%	0.30%	16.75	% øø	18.89%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,717	$3,924	$3,169	$3,335	$3,208		$3,102
Ratio of expenses to average net assets	2.85%†	2.85%	2.85%	2.85%	3.05%		3.15%
Ratio of net investment loss to average net assets	(1.38)%†	(2.06)%	(1.72)%	(1.15)%	(1.92)%		(1.08)%
Portfolio turnover rate	35.91%	86.05%	127.09%	269.07%	270.63%		251.04%
Without expense reimbursementø:
Ratio of expense to average net assets	2.98%†	3.06%	3.01%	3.06%
Ratio of net investment loss to average net assets	(1.51)%†	(2.27)%	(1.88)%	(1.36)%

CLASS D
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$10.49	$7.82	$6.78	$6.75	$5.79		$4.87
Income (Loss) from Investment Operations:
Net investment loss	(0.06)	(0.18)	(0.13)	(0.08)	(0.12)		(0.06)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(1.34)	2.85	1.17	0.11	1.08		0.98
Total from Investment Operations	(1.40)	2.67	1.04	0.03	0.96		0.92
Net Asset Value, End of Period	$9.09	$10.49	$7.82	$6.78	$6.75		$5.79
Total Return	(13.35)%	34.14%	15.34%	0.44%	16.58	% øø	18.89%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,382	$9,153	$8,841	$10,263	$13,635		$14,769
Ratio of expenses to average net assets	2.85%†	2.85%	2.85%	2.85%	3.05%		3.15%
Ratio of net investment loss to average net assets	(1.38)%†	(2.06)%	(1.72)%	(1.15)%	(1.92)%		(1.08)%
Portfolio turnover rate	35.91%	86.05%	127.09%	269.07%	270.63%		251.04%
Without expense reimbursementø:
Ratio of expenses to average net assets	2.98%†	3.06%	3.01%	3.06%
Ratio of net investment loss to average net assets	(1.51)%†	(2.27)%	(1.88)%	(1.36)%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Growth Fund (continued)
CLASS I
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$12.03	$8.86	$7.57	$7.45	$6.29		$5.21
Income (Loss) from Investment Operations:
Net investment income (loss)	—	(0.07)	(0.03)	0.01	(0.03)		0.01
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(1.54)	3.24	1.32	0.11	1.19		1.07
Total from Investment Operations	(1.54)	3.17	1.29	0.12	1.16		1.08
Net Asset Value, End of Period	$10.49	$12.03	$8.86	$7.57	$7.45		$6.29
Total Return	(12.80)%	35.78%	17.04%	1.61%	18.44	% øø	20.73%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,679	$1,887	$2,639	$2,207	$2,081		$1,544
Ratio of expenses to average net assets	1.50%†	1.52%	1.51%	1.59%	1.55%		1.83%
Ratio of net investment income (loss) to average net assets	(0.03)%†	(0.73)%	(0.38)%	0.11%	(0.42)%		0.23%
Portfolio turnover rate	35.91%	86.05%	127.09%	269.07%	270.63%		251.04%

CLASS R
	Six Months						4/30/03*
	Ended	Year Ended October 31,					to
	4/30/08	2007	2006	2005	2004		10/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$11.50	$8.53	$7.35	$7.29	$6.21		$5.35
Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.14)	(0.10)	(0.05)	(0.10)		(0.03)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(1.47)	3.11	1.28	0.11	1.18		0.89
Total from Investment Operations	(1.51)	2.97	1.18	0.06	1.08		0.86
Net Asset Value, End of Period	$9.99	$11.50	$8.53	$7.35	$7.29		$6.21
Total Return	(13.13)%	34.82%	16.05%	0.82%	17.39	% øø	16.07%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$196	$29	$23	$2	$2		$2
Ratio of expenses to average net assets	2.35%†	2.35%	2.35%	2.35%	2.55%		2.72%†
Ratio of net investment loss to average net assets	(0.88)%†	(1.56)%	(1.22)%	(0.65)%	(1.42)%		(0.76)%†
Portfolio turnover rate	35.91%	86.05%	127.09%	269.07%	270.63%		251.04%††
Without expense reimbursementø:
Ratio of expenses to average net assets	2.48%†	2.56%	2.51%	2.56%
Ratio of net investment loss to average net assets	(1.01)%†	(1.77)%	(1.38)%	(0.86)%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Smaller Companies Fund
CLASS A
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$19.54	$18.78	$16.63	$13.67	$11.78		$8.97
Income (Loss) from Investment Operations:
Net investment loss	—	(0.04)	(0.08)	(0.09)	(0.09)		(0.08)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(2.40)	3.11	2.66	3.05	1.98		2.89
Total from Investment Operations	(2.40)	3.07	2.58	2.96	1.89		2.81
Less Distributions:
Distributions from net realized capital gain	(1.95)	(2.31)	(0.43)	—	—		—
Net Asset Value, End of Period	$15.19	$19.54	$18.78	$16.63	$13.67		$11.78
Total Return	(13.18)%	18.59%	20.30%	21.65%	16.04	% øø	31.33%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$99,106	$125,539	$119,268	$111,473	$87,189		$79,222
Ratio of expenses to average net assets	1.87%†	1.79%	1.82%	1.98%	2.13%		2.24%
Ratio of net investment loss to average net assets	(0.01)%†	(0.19)%	(0.43)%	(0.57)%	(0.69)%		(0.79)%
Portfolio turnover rate	42.75%	72.24%	67.93%	76.40%	94.65%		262.14%

CLASS B
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$16.85	$16.61	$14.93	$12.38	$10.75		$8.25
Income (Loss) from Investment Operations:
Net investment loss	(0.05)	(0.15)	(0.19)	(0.18)	(0.17)		(0.14)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(2.05)	2.70	2.30	2.73	1.80		2.64
Total from Investment Operations	(2.10)	2.55	2.11	2.55	1.63		2.50
Less Distributions:
Distributions from net realized capital gain	(1.95)	(2.31)	(0.43)	—	—		—
Net Asset Value, End of Period	$12.80	$16.85	$16.61	$14.93	$12.38		$10.75
Total Return	(13.55)%	17.77%	19.40%	20.60%	15.16	% øø	30.30%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,434	$7,222	$10,074	$16,721	$30,356		$45,136
Ratio of expenses to average net assets	2.62%†	2.54%	2.57%	2.73%	2.88%		2.99%
Ratio of net investment loss to average net assets	(0.76)%†	(0.94)%	(1.18)%	(1.32)%	(1.44)%		(1.54)%
Portfolio turnover rate	42.75%	72.24%	67.93%	76.40%	94.65%		262.14%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Smaller Companies Fund (continued)
CLASS C
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$16.91	$16.67	$14.98	$12.40	$10.77		$8.25
Income (Loss) from Investment Operations:
Net investment loss	(0.05)	(0.15)	(0.19)	(0.19)	(0.17)		(0.14)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(2.05)	2.70	2.31	2.77	1.80		2.66
Total from Investment Operations	(2.10)	2.55	2.12	2.58	1.63		2.52
Less Distributions:
Distributions from net realized capital gain	(1.95)	(2.31)	(0.43)	—	—		—
Net Asset Value, End of Period	$12.86	$16.91	$16.67	$14.98	$12.40		$10.77
Total Return	(13.50)%	17.70%	19.41%	20.81%	15.14	% øø	30.55%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,875	$8,402	$7,361	$6,084	$3,035		$1,928
Ratio of expenses to average net assets	2.62%†	2.54%	2.57%	2.73%	2.88%		2.99%
Ratio of net investment loss to average net assets	(0.76)%†	(0.94)%	(1.18)%	(1.32)%	(1.44)%		(1.54)%
Portfolio turnover rate	42.75%	72.24%	67.93%	76.40%	94.65%		262.14%

CLASS D
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$16.89	$16.65	$14.97	$12.40	$10.77		$8.25
Income (Loss) from Investment Operations:
Net investment loss	(0.05)	(0.15)	(0.19)	(0.19)	(0.17)		(0.14)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(2.05)	2.70	2.30	2.76	1.80		2.66
Total from Investment Operations	(2.10)	2.55	2.11	2.57	1.63		2.52
Less Distributions:
Distributions from net realized capital gain	(1.95)	(2.31)	(0.43)	—	—		—
Net Asset Value, End of Period	$12.84	$16.89	$16.65	$14.97	$12.40		$10.77
Total Return	(13.51)%	17.72%	19.35%	20.73%	15.14	% øø	30.55%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$36,416	$45,973	$48,208	$47,633	$45,140		$46,403
Ratio of expenses to average net assets	2.62%†	2.54%	2.57%	2.73%	2.88%		2.99%
Ratio of net investment loss to average net assets	(0.76)%†	(0.94)%	(1.18)%	(1.32)%	(1.44)%		(1.54)%
Portfolio turnover rate	42.75%	72.24%	67.93%	76.40%	94.65%		262.14%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Smaller Companies Fund (continued)
CLASS I
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$20.34	$19.36	$17.02	$13.91	$11.91		$9.00
Income (Loss) from Investment Operations:
Net investment income (loss)	0.05	0.08	0.03	0.01	—	**	(0.01)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(2.51)	3.21	2.74	3.10	2.00		2.92
Total from Investment Operations	(2.46)	3.29	2.77	3.11	2.00		2.91
Less Distributions:
Distributions from net realized capital gain	(1.95)	(2.31)	(0.43)	—	—		—
Net Asset Value, End of Period	$15.93	$20.34	$19.36	$17.02	$13.91		$11.91
Total Return	(12.94)%	19.24%	20.99%	22.36%	16.79	%øø	32.33%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$50,615	$57,048	$11,607	$9,643	$7,979		$5,789
Ratio of expenses to average net assets	1.25%†	1.21%	1.26%	1.36%	1.45%		1.64%
Ratio of net investment income (loss) to average net assets	0.61%†	0.38%	0.13%	0.05%	(0.02)%		(0.12)%
Portfolio turnover rate	42.75%	72.24%	67.93%	76.40%	94.65%		262.14%

CLASS R
	Six Months						4/30/03*
	Ended	Year Ended October 31,					to
	4/30/08	2007	2006	2005	2004		10/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$19.34	$18.65	$16.56	$13.64	$11.78		$8.94
Income (Loss) from Investment Operations:
Net investment loss	(0.02)	(0.08)	(0.12)	(0.13)	(0.12)		(0.03)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(2.38)	3.08	2.64	3.05	1.98		2.87
Total from Investment Operations	(2.40)	3.00	2.52	2.92	1.86		2.84
Less Distributions:
Distributions from net realized capital gain	(1.95)	(2.31)	(0.43)	—	—		—
Net Asset Value, End of Period	$14.99	$19.34	$18.65	$16.56	$13.64		$11.78
Total Return	(13.34)%	18.30%	20.00%	21.41%	15.79	%øø	31.77%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$724	$620	$134	$107	$2		$2
Ratio of expenses to average net assets	2.12%†	2.04%	2.07%	2.23%	2.38%		2.45%†
Ratio of net investment loss to average net assets	(0.26)%†	(0.44)%	(0.68)%	(0.82)%	(0.94)%		(0.52)%†
Portfolio turnover rate	42.75%	72.24%	67.93%	76.40%	94.65%		262.14%††

See footnotes on page 59.

Financial Highlights (unaudited)

Global Technology Fund
CLASS A
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$19.82	$15.42	$12.81	$11.51	$11.81		$8.38
Income (Loss) from Investment Operations:
Net investment loss	(0.10)	(0.21)	(0.19)	(0.10)	(0.18)		(0.14)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(2.63)	4.61	2.80	1.40	(0.12)		3.57
Total from Investment Operations	(2.73)	4.40	2.61	1.30	(0.30)		3.43
Net Asset Value, End of Period	$17.09	$19.82	$15.42	$12.81	$11.51		$11.81
Total Return	(13.77)%	28.53%	20.37%	11.29%	(2.54	)%øø	40.93%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$262,181	$305,156	$247,066	$236,998	$270,154		$324,387
Ratio of expenses to average net assets	1.75%†	1.75%	1.77%	1.83%	1.83%		1.89%
Ratio of net investment loss to average net assets	(1.21)%†	(1.21)%	(1.30)%	(0.81)%	(1.57)%		(1.44)%
Portfolio turnover rate	89.44%	208.35%	195.49%	150.83%	133.51%		190.14%

CLASS B
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$17.38	$13.62	$11.40	$10.33	$10.67		$7.64
Income (Loss) from Investment Operations:
Net investment loss	(0.15)	(0.30)	(0.26)	(0.17)	(0.25)		(0.19)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(2.30)	4.06	2.48	1.24	(0.09)		3.22
Total from Investment Operations	(2.45)	3.76	2.22	1.07	(0.34)		3.03
Net Asset Value, End of Period	$14.93	$17.38	$13.62	$11.40	$10.33		$10.67
Total Return	(14.10)%	27.61%	19.47%	10.36%	(3.19	)%øø	39.66%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$14,139	$28,767	$32,534	$40,428	$57,700		$81,002
Ratio of expenses to average net assets	2.50%†	2.50%	2.52%	2.58%	2.58%		2.65%
Ratio of net investment loss to average net assets	(1.96)%†	(1.96)%	(2.05)%	(1.56)%	(2.32)%		(2.20)%
Portfolio turnover rate	89.44%	208.35%	195.49%	150.83%	133.51%		190.14%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Technology Fund (continued)
CLASS C
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$17.39	$13.63	$11.40	$10.33	$10.67		$7.64
Income (Loss) from Investment Operations:
Net investment loss	(0.15)	(0.30)	(0.26)	(0.17)	(0.25)		(0.19)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(2.30)	4.06	2.49	1.24	(0.09)		3.22
Total from Investment Operations	(2.45)	3.76	2.23	1.07	(0.34)		3.03
Net Asset Value, End of Period	$14.94	$17.39	$13.63	$11.40	$10.33		$10.67
Total Return	(14.09)%	27.59%	19.56%	10.36%	(3.19	)%øø	39.66%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$22,952	$27,633	$20,161	$18,001	$22,401		$30,199
Ratio of expenses to average net assets	2.50%†	2.50%	2.52%	2.58%	2.58%		2.65%
Ratio of net investment loss to average net assets	(1.96)%†	(1.96)%	(2.05)%	(1.56)%	(2.32)%		(2.20)%
Portfolio turnover rate	89.44%	208.35%	195.49%	150.83%	133.51%		190.14%

CLASS D
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$17.35	$13.60	$11.38	$10.31	$10.65		$7.62
Income (Loss) from Investment
Operations:
Net investment loss	(0.15)	(0.30)	(0.26)	(0.17)	(0.25)		(0.19)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(2.29)	4.05	2.48	1.24	(0.09)		3.22
Total from Investment Operations	(2.44)	3.75	2.22	1.07	(0.34)		3.03
Net Asset Value, End of Period	$14.91	$17.35	$13.60	$11.38	$10.31		$10.65
Total Return	(14.06)%	27.57%	19.51%	10.38%	(3.19	)%øø	39.76%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$61,417	$77,381	$65,436	$67,135	$83,800		$106,981
Ratio of expenses to average net assets	2.50%†	2.50%	2.52%	2.58%	2.58%		2.65%
Ratio of net investment loss to average net assets	(1.96)%†	(1.96)%	(2.05)%	(1.56)%	(2.32)%		(2.20)%
Portfolio turnover rate	89.44%	208.35%	195.49%	150.83%	133.51%		190.14%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Technology Fund (continued)
CLASS R
	Six Months						4/30/03*
	Ended	Year Ended October 31,					to
	4/30/08	2007	2006	2005	2004		10/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$19.62	$15.30	$12.74	$11.49	$11.80		$9.03
Income (Loss) from Investment Operations:
Net investment loss	(0.12)	(0.25)	(0.22)	(0.13)	(0.21)		(0.09)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(2.60)	4.57	2.78	1.38	(0.10)		2.86
Total from Investment Operations	(2.72)	4.32	2.56	1.25	(0.31)		2.77
Net Asset Value, End of Period	$16.90	$19.62	$15.30	$12.74	$11.49		$11.80
Total Return	(13.86)%	28.23%	20.09%	10.88%	(2.63	)%øø	30.68%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,950	$1,282	$492	$287	$197		$2
Ratio of expenses to average net assets	2.00%†	2.00%	2.02%	2.08%	2.08%		2.14%†
Ratio of net investment loss to average net assets	(1.46)%†	(1.46)%	(1.55)%	(1.06)%	(1.82)%		(1.66)%†
Portfolio turnover rate	89.44%	208.35%	195.49%	150.83%	133.51%		190.14%††

International Growth Fund
CLASS A
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004		2003
Per Share Data:
Net Asset Value, Beginning of Period	$21.82	$15.58	$12.56	$12.01	$9.90		$8.25
Income (Loss) from Investment Operations:
Net investment income (loss)	0.01	(0.11)	(0.09)	(0.02)	(0.15)		(0.07)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(3.50)	6.35	3.11	0.57	2.26		1.72
Total from Investment Operations	(3.49)	6.24	3.02	0.55	2.11		1.65
Less Distributions:
Distributions from net realized capital gain	(3.06)	—	—	—	—		—
Net Asset Value, End of Period	$15.27	$21.82	$15.58	$12.56	$12.01		$9.90
Total Return	(18.00)%	40.05%	24.04%	4.58%	21.31%		20.00%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$42,245	$59,856	$47,192	$36,963	$30,553		$22,896
Ratio of expenses to average net assets	2.07%†	2.00%	2.08%	2.08%	2.80%		3.17%
Ratio of net investment income (loss) to average net assets	0.16%†	(0.62)%	(0.61)%	(0.13)%	(1.39)%		(0.80)%
Portfolio turnover rate	148.39%	235.33%	165.09%	189.17%	241.12%		303.81%
Without expense reimbursementø:
Ratio of expenses to average net assets			2.09%	2.32%
Ratio of net investment loss to average net assets			(0.62)%	(0.37)%

See footnotes on page 59.

Financial Highlights (unaudited)

International Growth Fund (continued)

CLASS B
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$19.43	$13.98	$11.35	$10.93	$9.08	$7.63
Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.22)	(0.18)	(0.10)	(0.22)	(0.12)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(3.07)	5.67	2.81	0.52	2.07	1.57
Total from Investment Operations	(3.11)	5.45	2.63	0.42	1.85	1.45
Less Distributions:
Distributions from net realized capital gain	(3.06)	—	—	—	—	—
Net Asset Value, End of Period	$13.26	$19.43	$13.98	$11.35	$10.93	$9.08
Total Return	(18.30)%	38.98%	23.17%	3.84%	20.37%	19.00%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,334	$9,126	$7,852	$7,488	$6,537	$4,828
Ratio of expenses to average net assets	2.82%†	2.75%	2.83%	2.83%	3.55%	3.93%
Ratio of net investment loss to average net assets	(0.59)%†	(1.37)%	(1.36)%	(0.88)%	(2.14)%	(1.56)%
Portfolio turnover rate	148.39%	235.33%	165.09%	189.17%	241.12%	303.81%
Without expense reimbursementø:
Ratio of expenses to average net assets			2.84%	3.07%
Ratio of net investment loss to average net assets			(1.37)%	(1.12)%

CLASS C
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$19.46	$14.00	$11.37	$10.95	$9.09	$7.64
Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.22)	(0.18)	(0.10)	(0.22)	(0.12)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(3.08)	5.68	2.81	0.52	2.08	1.57
Total from Investment Operations	(3.12)	5.46	2.63	0.42	1.86	1.45
Less Distributions:
Distributions from net realized capital gain	(3.06)	—	—	—	—	—
Net Asset Value, End of Period	$13.28	$19.46	$14.00	$11.37	$10.95	$9.09
Total Return	(18.33)%	39.00%	23.13%	3.84%	20.46%	18.98%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,094	$9,533	$6,916	$5,233	$2,574	$1,569
Ratio of expenses to average net assets	2.82%†	2.75%	2.83%	2.83%	3.55%	3.93%
Ratio of net investment loss to average net assets	(0.59)%†	(1.37)%	(1.36)%	(0.88)%	(2.14)%	(1.56)%
Portfolio turnover rate	148.39%	235.33%	165.09%	189.17%	241.12%	303.81%
Without expense reimbursementø:
Ratio of expenses to average net assets			2.84%	3.07%
Ratio of net investment loss to average net assets			(1.37)%	(1.12)%

See footnotes on page 59.

Financial Highlights (unaudited)

International Growth Fund (continued)
CLASS D
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$19.46	$14.01	$11.38	$10.96	$9.10	$7.64
Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.22)	(0.18)	(0.10)	(0.22)	(0.12)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(3.07)	5.67	2.81	0.52	2.08	1.58
Total from Investment Operations	(3.11)	5.45	2.63	0.42	1.86	1.46
Less Distributions:
Distributions from net realized capital gain	(3.06)	—	—	—	—	—
Net Asset Value, End of Period	$13.29	$19.46	$14.01	$11.38	$10.96	$9.10
Total Return	(18.28)%	38.90%	23.11%	3.83%	20.44%	19.11%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$16,676	$22,835	$19,676	$16,951	$11,138	$8,619
Ratio of expenses to average net assets	2.82%†	2.75%	2.83%	2.83%	3.55%	3.93%
Ratio of net investment loss to average net assets	(0.59)%†	(1.39)%	(1.36)%	(0.88)%	(2.14)%	(1.56)%
Portfolio turnover rate	148.39%	235.33%	165.09%	189.17%	241.12%	303.81%
Without expense reimbursementø:
Ratio of expenses to average net assets			2.84%	3.07%
Ratio of net investment loss to average net assets			(1.37)%	(1.12)%

CLASS I
	Six Months
	Ended	Year Ended October 31,
	4/30/08	2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$23.04	$16.35	$13.09	$12.44	$10.13	$8.32
Income (Loss) from Investment Operations:
Net investment income (loss)	0.07	—	0.01	0.06	(0.02)	0.05
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(3.72)	6.69	3.25	0.59	2.33	1.76
Total from Investment Operations	(3.65)	6.69	3.26	0.65	2.31	1.81
Less Distributions:
Distributions from net realized capital gain	(3.06)	—	—	—	—	—
Net Asset Value, End of Period	$16.33	$23.04	$16.35	$13.09	$12.44	$10.13
Total Return	(17.70)%	40.92%	24.90%	5.23%	22.80%	21.75%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$14,381	$16,332	$11,740	$9,292	$7,911	$5,254
Ratio of expenses to average net assets	1.37%†	1.36%	1.38%	1.46%	1.59%	1.74%
Ratio of net investment income (loss) to average net assets	0.86%†	0.02%	0.09%	0.49%	(0.18)%	0.58%
Portfolio turnover rate	148.39%	235.33%	165.09%	189.17%	241.12%	303.81%

See footnotes on page 59.

Financial Highlights (unaudited)

International Growth Fund (continued)
CLASS R
	Six Months					4/30/03*
	Ended	Year Ended October 31,				to
	4/30/08	2007	2006	2005	2004	10/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$21.65	$15.50	$12.53	$12.00	$9.90	$8.20
Income (Loss) from Investment Operations:
Net investment loss	(0.01)	(0.16)	(0.12)	(0.05)	(0.18)	(0.07)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions***	(3.47)	6.31	3.09	0.58	2.28	1.77
Total from Investment Operations	(3.48)	6.15	2.97	0.53	2.10	1.70
Less Distributions:
Distributions from net realized capital gain	(3.06)	—	—	—	—	—
Net Asset Value, End of Period	$15.11	$21.65	$15.50	$12.53	$12.00	$9.90
Total Return	(18.11)%	39.68%	23.70%	4.42%	21.21%	20.73%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$595	$531	$149	$110	$2	$2
Ratio of expenses to average net assets	2.32%†	2.25%	2.33%	2.33%	3.05%	3.42%†
Ratio of net investment loss to average net assets	(0.09)%†	(0.87)%	(0.86)%	(0.38)%	(1.64)%	(1.46)%†
Portfolio turnover rate	148.39%	235.33%	165.09%	189.17%	241.12%	303.81%††
Without expense reimbursementø:
Ratio of expenses to average net assets			2.34%	2.57%
Ratio of net investment loss to average net assets			(0.87)%	(0.62)%

*	Commencement of offering of shares.

**	Less than $0.01.

***	Certain per share amounts for periods prior to November 1, 2006 were reclassified to conform to the current period’s presentation.

†	Annualized.

††	Computed at the Fund level for the year ended October 31, 2003.

ø	The Manager has contractually undertaken to waive its management fee and/or to reimburse expenses to the extent a Fund’s “other expenses” (other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.85% per annum of average daily net assets of Seligman Emerging Markets Fund, Seligman Global Growth Fund, and Seligman International Growth Fund. These undertakings will remain in effect at least until February 28, 2009. Other fee waiver/expense reimbursement arrangements were in effect prior to these current arrangements (Note 3).

øø	Excluding the effect of certain payments received from the Manager in 2004 (Note 9), total returns would have been as follows: for Global Growth Fund Class A, B, C, D, I, and R 17.56%, 16.63%, 16.60%, 16.43%, 18.28%, and 17.24%, respectively; for Global Smaller Companies Fund Class A, B, C, D, I, and R 15.84%, 14.95%, 14.93%, 14.92%, 16.58%, and 15.58%, respectively; and for Global Technology Fund Class A, B, C, D, and R (2.87)%, (3.52)%, (3.52)%, (3.52)%, and (2.96)%, respectively.

See Notes to Financial Statements.

Matters Relating to the Directors’ Consideration
of the Continuance of the Management Agreement
and Subadvisory Agreement

The term “Series” refers to Seligman Global Fund Series, Inc., and the term “Fund” refers to each of Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, and Seligman International Growth Fund. There are two management agreements between the Manager and the Series: one relating to Seligman Global Technology Fund, and another relating to the other four Funds. There is a single subadvisory agreement between the Manager and the Subadviser relating to four funds.

The directors of Seligman Global Fund Series, Inc., of which each Fund is a separate series, unanimously approved the continuance of the Management Agreement with the Manager in respect of each Fund at a meeting held on November 15, 2007. In addition, in the case of each of Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund (the “Subadvised Funds”), which are subadvised by Wellington Management Company, LLP (“Wellington” or “Subadviser”), the directors unanimously approved the continuance of the Subadvisory Agreement between the Manager and Wellington.

Prior to approval of the continuances of the Management and Subadvisory Agreements, the directors requested and evaluated extensive materials from the Manager and the Subadviser. They reviewed the proposed continuances with the Manager, and where relevant, the Subadviser, and with experienced counsel who are independent of the Manager and the Subadviser, who advised on the legal standards for their consideration. The independent directors also discussed the proposed continuance in a private session with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Manager and the Subadviser gained from their experience as directors or trustees of each fund in the Seligman Group of Funds, their overall confidence in the Manager’s and Subadviser’s integrity and competence gained from that experience, the Manager’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds. The directors noted that the Board has six regular meetings each year, at each of which they receive presentations from the Manager on the investment results of the Funds and review extensive materials and information presented by the Manager.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and directors attributed different weights to the various factors. The directors determined that the selection of the Manager to manage each Fund, and the Subadviser to subadvise each Subadvised Fund, and the overall arrangements between the Series (and each Fund) and the Manager as provided in the Management Agreement, and between the Manager and the Subadviser, as provided in the Subadvisory Agreement, including the management and subadvisory fees, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant. The material factors and conclusions that formed the basis for the directors’ determination included the following:

Nature, Extent and Quality of Services Provided
The directors considered the scope and quality of services provided by the Manager under the Management Agreements and by the Subadviser under the Subadvisory Agreement. The directors considered the quality of the investment research capabilities of the Manager and the Subadviser and the other resources they have dedicated to performing services for the Series (and each relevant Fund). They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Manager and of the Subadviser. The directors also considered the Manager’s and the Subadviser’s selection of dealers for portfolio transactions and noted that they receive regular reports from the Manager concerning such selection. The quality of administrative and other services, including the Manager’s role in coordinating the activities of each Fund’s other service providers (including the Subadviser), also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Series (and the relevant Fund) under each Management Agreement and the Subadvisory Agreement.

On an ongoing basis, the Manager reports to the directors on the status of various matters described in the Series’ prospectuses relating to market timing activity, allegations of excessive fees and related matters for certain funds in the Seligman Group of Funds. In connection with the continuance review, the Manager provided an update on those matters. After discussion with the Manager, the Manager’s counsel, the directors’ special counsel and other counsel independent of the Manager, and consideration of the potential consequences of the various matters, the independent directors concluded that they retained confidence in the integrity of the Manager and its ability to provide management services to the Series (and each Fund).

Costs of Services Provided and Profitability
The directors reviewed information on profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information and estimates for the current year, as well as historical and estimated profitability data for the Funds. The directors reviewed with the Manager’s Chief Financial Officer, the assumptions and methods of allocation used by the Manager in preparing the profitability data. The directors recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors. In reviewing profitability information, the directors considered the effect of fall-out benefits on the Manager’s and the Subadviser’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Seligman Group of Funds. The directors focused on profitability of the Manager’s relationship with each Fund before taxes and distribution expenses. In the case of the Subadviser, the directors reviewed a statement of partnership income itemizing revenues from each Subadvised Fund. The directors concluded that they were satisfied that the Manager’s and the Subadviser’s level of profitability from their relationships with each Fund was not excessive.

Fall-Out Benefits
The directors considered that the Manager benefits from soft dollar arrangements whereby it receives brokerage and research services from brokers that execute the Seligman Group of Funds’ purchases and sales of securities on an agency basis. They reviewed information about the Manager’s practices with respect to allocating portfolio brokerage for brokerage and research services. The directors recognized that the Subadviser also had

Matters Relating to the Directors’ Consideration
of the Continuance of the Management Agreement
and Subadvisory Agreement

benefited from soft dollar arrangements using portfolio brokerage of the Subadvised Funds. The directors also considered that a broker-dealer affiliate of the Manager receives 12b-1 fees from the Funds in respect of shares held in certain accounts, and that the Funds’ distributor (another affiliate of the Manager) retains a portion of the 12b-1 fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The directors further recognized that the Manager’s and the Subadviser’s profitability would be somewhat lower without these benefits. The directors noted that the Manager and the Subadviser may each derive reputational and other benefits from their associations with the Funds.

Investment Results
The directors receive and review detailed performance information on the Funds at each regular Board meeting during the year in addition to the information received for the meeting regarding the continuance of the Management and Subadvisory Agreements. The directors reviewed performance information for each Fund for the first nine months of 2007, the preceding seven calendar years and annualized one-, three-, five- and ten-year rolling periods ending September 30, 2007. The directors also reviewed information about the portfolio turnover rates of each Fund compared to other investment companies with similar investment objectives.

Seligman Emerging Markets Fund. The directors reviewed information showing performance of the Fund compared to the Lipper Emerging Markets Funds Average and the Morgan Stanley Capital International Emerging Markets Index (the “MSCI EM Index”), as well as performance relative to the other funds in the Lipper Emerging Markets Funds Average and to a group of competitor funds selected by the Manager. The Manager reminded the directors that Wellington had assumed portfolio management responsibilities in September 2003. The directors noted that the Fund’s performance ranked above the Lipper median for the one- and three-year periods, and that the Fund’s results were above its competitor average and Lipper benchmarks for the three-year period presented, although the Fund’s results were below its benchmarks for the five-year period and were otherwise mixed for the other periods. The directors also noted the recent improvement in the Fund’s results, which were above each of the benchmarks for the first nine months of 2007. Taking into account these comparisons and the other factors considered, the directors concluded that the Fund’s investment results were satisfactory.

Seligman Global Growth Fund. The directors reviewed information showing performance of the Fund compared to the Lipper Global Large-Cap Growth Funds Average, the Lipper Global Funds Average, the Morgan Stanley Capital International World Index (the “MSCI World Index”) and the MSCI World Growth Index, as well as performance relative to the other funds in the Lipper Global Large-Cap Growth Funds Average and to a group of competitor funds selected by the Manager. The Manager reminded the directors that Wellington had assumed portfolio management responsibilities in September 2003. The Manager noted that the leadership of the team managing the Fund had changed in 2007. The comparative information showed that the Fund’s performance ranked above the Lipper median for the most recent period, and that the Fund’s results were above its benchmarks for the first nine months of 2007, although it lagged its benchmarks in other periods. The Manager stated that for periods prior to 2004 the Manager believed it was appropriate to consider the favorable historical results achieved by Wellington in the Fund’s asset class, which had been an important factor in selecting Wellington as the Fund’s Subadviser. Taking into account these comparisons and the other factors considered, the directors concluded that the Fund’s investment results were satisfactory.

Seligman Global Smaller Companies Fund. The directors reviewed information showing performance of the Fund compared to the S&P/Citigroup Broad Market Less Than US $2 Billion Index and the Lipper Global Small/Mid-Cap Core Funds Average, as well as performance relative to the other funds in the Lipper Global Small/Mid-Cap Core Funds Average and to a group of competitor funds selected by the Manager. The Manager reminded the directors that Wellington had assumed portfolio management responsibilities for the Fund in September 2003 and noted that the Fund’s performance in the period since had substantially improved. The directors noted the Fund has substantial and positive returns for the periods since 2003, as well as the five- and three-year periods, and had outperformed the Lipper and competitor averages in 2004 and 2005, although the Fund’s results were below its benchmarks for most other periods shown. Taking into account these comparisons and the other factors considered, the directors concluded that the Fund’s investment results since Wellington had assumed portfolio management responsibilities were satisfactory.

Seligman Global Technology Fund. The directors reviewed information showing performance of the Fund compared to the Morgan Stanley Capital International (“MSCI”) World Information Technology Index (the “MSCI WIT Index”), the MSCI World Index, the Lipper Science & Technology Funds Average and the Lipper Global Funds Average, as well as performance relative to the other funds in the Lipper Science & Technology Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Fund’s performance ranked above the median for the Lipper Science & Technology Funds Average for the one-, three-, five-, and ten-year periods, and that its results were also above the MSCI WIT Index, MSCI World Index and Lipper Global Funds Average for the five-year period and above each of its benchmarks for the three-year period. The directors also noted that the Fund’s results were above the MSCI WIT Index, Lipper Global Funds Average and the Lipper Science & Technology Funds Average benchmark for 2004 through 2006. For the first nine months of 2007, the Fund’s results were below its benchmarks, other than the MSCI World Index and Lipper Global Funds Average. Taking into account these comparisons and the other factors considered, the directors concluded that the Fund’s investment results were satisfactory.

Seligman International Growth Fund. The directors reviewed information showing performance of the Fund compared to the Morgan Stanley Capital International Europe, Australasia and Far East Index (the “MSCI EAFE Index”), the MSCI EAFE Growth Index, the Lipper International Multi-Cap Growth Funds Average and the Lipper International Funds Average, as well as performance relative to the Lipper International Multi-Cap Growth Funds Average and to a group of competitor funds selected by the Manager. The Manager reminded the directors that Wellington had assumed portfolio management responsibilities for the Fund in September 2003. The directors noted the Fund had substantial and positive returns for the periods since 2003 and that the Fund’s results exceeded each of its benchmarks in 2004 and the first nine months of 2007, although its results were below the benchmarks in the other periods presented. Taking into account these comparisons and the other factors considered, the directors concluded that the Fund’s investment results were satisfactory.

Matters Relating to the Directors’ Consideration
of the Continuance of the Management Agreement
and Subadvisory Agreement

Management Fees and Other Expenses
The directors considered the management fee rate paid by the Funds to the Manager and the subadvisory fee rate paid to the Subadviser in respect of each Subadvised Fund. The directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the fees the Manager and the Subadviser charge other clients with investment objectives similar to those of certain of the Funds. One such client, whose investment objective is similar to that of the Seligman Global Technology Fund, is an unregistered investment company whose shares are sold primarily outside the United States. The fee rate charged to that company, for which the Manager also serves as investment manager, is higher than the fee rate charged to the Seligman Global Technology Fund (with the exception of a class of securities of such company offered exclusively to institutional investors). In addition, the management fee rates paid by “clone” portfolios of the Seligman Global Technology Fund and Seligman International Growth Fund, respectively, which are sold exclusively to investment company separate accounts, are the same or higher as the fee rates charged to such Funds.

The Manager also subadvises one account with investment objectives similar to that of the Seligman Global Technology Fund. The fee rate charged by the Manager is much lower than the rate paid by the Seligman Global Technology Fund. The Manager reviewed with the directors the significantly greater scope of the services it provides the Fund relative to such account. The directors acknowledged and understood these considerations and accordingly gave appropriate weight to the fee comparison.

The directors also reviewed data provided by the Subadviser comparing the subadvisory fee rates in the Subadvisory Agreement with the rates it earned from subadvisory relationships with other registered investment companies with similar investment objectives to the Subadvised Funds. The directors noted that the subadvisory fee rates were generally within the range of those paid by the Subadviser’s other clients of comparable size. The Subadviser informed the directors that it did not have any clients similar to Seligman Emerging Markets Fund or Seligman Global Smaller Companies Fund.

The directors also considered the total expense ratio of each Fund in comparison to the fees and expenses of funds within its peer group. In considering the expense ratio of the Funds, the directors noted that the Funds have elected to have shareholder services provided at cost by Seligman Data Corp. (“SDC”), a company owned by certain of the investment companies in the Seligman Group of Funds that provides shareholder services to the Funds and other investment companies in the Seligman Group of Funds at cost. SDC provides services exclusively to the Seligman Group of Funds, and the directors believed that the arrangement with SDC has provided the Funds and their shareholders with a consistently high level of service.

The Manager also stated that custody expenses were a significant component of the total expense ratio. The Manager explained that custodians charge a fixed fee per securities transaction processed, irrespective of the size of the transaction. For small Funds, and for Funds with high portfolio turnover rates, the per-transaction fee represents a larger percentage of net assets than for larger or less actively traded funds. The Manager added that, in the cases of the Funds, custodial fees (including the fees of foreign sub-custodians) were significantly higher than those other Seligman funds that invest primarily in U.S. securities.

Seligman Emerging Markets Fund. The directors compared the Fund’s management fee rate to a subset of funds in the Lipper Emerging Markets Funds category having net assets in a range that more closely corresponded to the net assets of the Fund (the “peer group”). The information showed that the Fund’s current effective management fee rate was slightly higher than the average and slightly higher than the median for its peer group. The directors noted that the Fund’s fee rate schedule includes breakpoints although, at the Fund’s current asset levels, it was unlikely to benefit from them in the next year.

The directors also noted that the Fund’s expense ratio was materially higher than the median and the average for the peer group. The Manager noted that the costs associated with managing emerging markets funds generally were significantly higher than for other types of funds for a variety of reasons, including increased custody costs. The Manager explained that the Fund’s high expense ratio relative to its peer group was attributable to the Fund’s small size relative to the funds in its peer group, its large number of small shareholder accounts, and a relatively high volume of shareholder purchase and redemption activity. The directors also noted that, effective March 2005, the Manager had undertaken to reimburse certain of the Fund’s expenses to the extent such expenses exceed a specified level. The directors concluded that the Fund’s expense ratio was understandable in the Fund’s particular circumstances.

Seligman Global Growth Fund. The directors compared the Fund’s management fee rate to the funds in the Lipper Global Large-Cap Growth Funds category (the “peer group”). The information showed that the Fund’s current effective management fee rate was somewhat higher than the average and the median for the peer group. The directors noted that the Fund’s fee rate schedule includes breakpoints although, at the Fund’s current asset levels, it was likely only a small portion of the net assets of the Fund, if any, would be likely to benefit from them in the next year.

The directors also noted that the Fund’s expense ratio was materially higher than the median and the average for the peer group. The Manager explained that the Fund’s high expense ratio was in part attributable to the Fund’s small size relative to the funds in its peer group and that the Fund’s large number of small shareholder accounts, relatively high custody costs and a relatively high management fee also contributed to the higher expense ratio. The directors noted that, effective November 2004, the Manager had undertaken to reimburse certain of the Fund’s expenses to the extent they exceed a specified percentage of average daily net assets, and that the effect of this undertaking was reflected in the expense ratio information they reviewed. The directors concluded that the Fund’s expense ratio was understandable in the Fund’s particular circumstances.

Seligman Global Smaller Companies Fund. The directors compared the Fund’s management fee rate to the funds in the Lipper Global Small/Mid-Cap Core Funds category (the “peer group”). The information showed that the Fund’s current effective management fee rate was comparable to the average and median for the peer group. The directors noted that the Fund’s effective fee rate reflects the effect of a breakpoint.

The directors also noted that the Fund’s expense ratio was lower than the average for the peer group and was the same as the median for the peer group. The directors concluded that the expense ratio was satisfactory.

Matters Relating to the Directors’ Consideration
of the Continuance of the Management Agreement
and Subadvisory Agreement

Seligman Global Technology Fund. The directors compared the Fund’s management fee rate to the funds in the Lipper Science & Technology Funds category (the “peer group”). The information showed that the Fund’s current effective management fee rate was somewhat higher than the average and the median for the funds in the peer group. The directors noted that the Fund’s fee rate schedule includes breakpoints although, at the Fund’s current asset levels, it was unlikely to benefit from them in the next year.

The directors also noted that the Fund’s expense ratio was somewhat higher than the median and the average for the peer group, due primarily to its somewhat higher than average management fee. The directors were satisfied that the Fund’s expense ratio was acceptable.

Seligman International Growth Fund. The Fund’s peer group consisted of the funds in the Lipper International Multi-Cap Growth Funds category (the “peer group”). The information showed that the Fund’s current effective management fee rate was somewhat higher than the average and the median for the peer group. The directors noted that the Fund’s fee rate reflected the effect of a breakpoint in the fee schedule.

The directors also noted that the Fund’s expense ratio was materially higher than the median and the average for the peer group. The Manager noted that the costs associated with managing international funds generally were higher than for other types of funds for a variety of reasons, including increased custody costs. The Manager explained that the Fund’s high expense ratio relative to its peer group was attributable to the Fund’s small size relative to the funds in its peer group, its large number of small shareholder accounts and high custody fees. The directors noted that the Manager had undertaken to reimburse certain of the Fund’s expenses to the extent they exceed a specified level, and that the effect of this undertaking was reflected in the expense ratio information they reviewed. The directors were satisfied that the Fund’s expense ratio was understandable in the Fund’s particular circumstances.

Economies of Scale
The directors noted that the management fee schedules for the Funds contain breakpoints that reduce the fee rate on assets above specified levels. They also noted that Seligman Global Smaller Companies Fund benefits from the breakpoints; that the net assets of two other Funds were at or close to the levels at which the Funds would begin to benefit from the breakpoints; and that the remaining Funds were unlikely to benefit from the breakpoints in the next year. The directors recognized that there is no direct relationship between the economies of scale realized by funds and those realized by their investment adviser as assets increase. The directors do not believe that there is a uniform methodology for establishing breakpoints that give effect to fund specific services provided by the Manager. The directors also observed that in the investment company industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply, and that the advisory agreements for many competitor funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that each Fund’s breakpoint arrangements were acceptable under that Fund’s circumstances.

Board of Directors

Maureen Fonseca 2, 3
• Head of School, The Masters School
• Trustee, New York State Association of Independent Schools and
Greens Farms Academy
• Commissioner, Middle States Association

John R. Galvin 1, 3
• Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts
University
• Chairman Emeritus, American Council on Germany

John F. Maher 1, 3
• Retired President and Chief Executive Officer, and former Director,
Great Western Financial Corporation and its principal subsidiary,
Great Western Bank

Frank A. McPherson 2, 3
• Retired Chairman of the Board and Chief Executive Officer, Kerr-
McGee Corporation
• Director, DCP Midstream GP, LLP, Integris Health, Oklahoma
Medical Research Foundation, Oklahoma Foundation for Excellence
in Education, National Cowboy and Western Heritage Museum, and
Oklahoma City Museum of Art

Betsy S. Michel 2, 3
• Attorney
• Trustee, The Geraldine R. Dodge Foundation and Drew University

William C. Morris
• Chairman and Director, J. & W. Seligman & Co. Incorporated, Carbo
Ceramics Inc., Seligman Advisors, Inc. and Seligman Services, Inc.
• Director, Seligman Data Corp.
• President and Chief Executive Officer, The Metropolitan Opera
Association

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President and Chief Executive Officer

Eleanor T.M. Hoagland
Vice President and Chief Compliance Officer

Richard M. Parower
Vice President
Leroy C. Richie 1, 3
•	Counsel, Lewis & Munday, P.C.
•	Director, Vibration Control Technologies, LLC and OGE Energy Corp.
•	Lead Outside Director, Digital Ally Inc. and Infinity, Inc.
•	Director and Chairman, Highland Park Michigan Economic
Development Corp.
•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3
•	Ambassador and Permanent Observer of the Sovereign Military
Order of Malta to the United Nations

James N. Whitson 1, 3
•	Retired Executive Vice President and Chief Operating Officer,
Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino
•	Director and President, J. & W. Seligman & Co. Incorporated
•	Chairman, Seligman Data Corp.
•	Director, Seligman Advisors, Inc. and Seligman Services, Inc.
•	Member of the Board of Governors, Investment Company Institute

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Thomas G. Rose
Vice President

Lawrence P. Vogel
Vice President and Treasurer

Frank J. Nasta
Secretary

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by each Fund will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Series’ Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ended June 30 will be available by no later than August 31 of that year.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Fund of Seligman Global Fund Series, Inc., which contains information about the sales charges, expenses and additional risk factors. Please read the prospectus carefully before investing or sending money.

1  These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectuses or statement of additional information.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Fund of Seligman Global Fund Series, Inc. which contains information about the investment objectives, risks, charges, and expenses of the Funds, each of which should be considered carefully before investing or sending money.

EQSGFS3 4/08

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.	INVESTMENTS.
(a) Schedule I – Investments in securities of unaffiliated issuers Included in Item 1 above. (b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
	(a)(1)	Not applicable.

	(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(a)(3)	Not applicable.

	(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: July 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: July 2, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: July 2, 2008

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.